Performance Trust Strategic Bond Fund
Schedule of Investments
November 30, 2023 (Unaudited)
Principal
Amount Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
— 7 .06%
California Housing Finance Agency
2021-2, 0.825%, 03/25/2035 (a) $ 31,614,786 $ 1,558,925
Fannie Mae Pool
3.330%, AN8088, 01/01/2038 10,731,000 8,684,911
Freddie Mac Multiclass Certificates Series
2021-RR17, 2.038%, 08/27/2027 (a) 70,015,000 3,739,739
2020-RR09, 2.676%, 08/27/2029 (a) 42,360,000 4,231,447
Freddie Mac Multifamily ML Certificates
2020-ML07, 2.016%, 10/25/2036 (a) 24,636,202 3,430,838
2019-ML06, 1.133%, 06/25/2037 (a) 10,598,793 838,047
2021-ML08, 1.869%, 07/25/2037 (a) 32,603,013 4,266,104
2021-ML10, 2.127%, 01/25/2038 (a) 14,105,509 2,154,334
2021-ML11, 0.769%, 03/25/2038 (a) 33,833,004 1,835,440
2021-ML10, 1.518%, 06/25/2038 (a) 39,242,896 4,491,742
2021-ML09, 1.490%, 02/25/2040 (a) 43,552,995 5,068,262
2021-ML12, 1.303%, 07/25/2041 (a) 17,934,108 1,725,799
Freddie Mac Multifamily Structured Pass Through Certificates
K728, 0.507%, 08/25/2024 (a) 49,781,879 139,250
K729, 0.466%, 10/25/2024 (a) 46,102,153 85,155
K042, 1.145%, 12/25/2024 (a) 110,427,280 802,177
K046, 0.451%, 03/25/2025 (a) 424,123,412 1,478,961
K049, 0.675%, 07/25/2025 (a) 86,835,670 633,570
K734, 0.784%, 02/25/2026 (a) 63,474,655 654,830
K735, 1.095%, 05/25/2026 (a) 57,829,267 1,071,472
K735, 1.502%, 05/25/2026 (a) 70,547,000 2,019,493
K737, 1.120%, 10/25/2026 (a) 20,050,000 533,408
K061, 0.183%, 11/25/2026 (a) 72,512,000 194,615
K062, 0.305%, 12/25/2026 (a) 79,423,000 480,549
K063, 0.409%, 01/25/2027 (a) 360,249,819 2,665,993
K064, 0.734%, 03/25/2027 (a) 121,290,391 1,994,123
K738, 1.480%, 03/25/2027 (a) 24,099,000 959,764
K065, 0.694%, 05/25/2027 (a) 57,193,000 1,044,899
K066, 0.884%, 06/25/2027 (a) 30,809,246 661,690
KW03, 0.968%, 06/25/2027 (a) 14,693,277 285,752
K067, 0.705%, 07/25/2027 (a) 39,409,835 682,578
K068, 0.550%, 08/25/2027 (a) 100,525,036 1,358,546
K069, 0.471%, 09/25/2027 (a) 28,257,603 330,775
K739, 1.665%, 09/25/2027 (a) 32,621,072 1,657,614
K072, 0.491%, 12/25/2027 (a) 61,388,661 793,626
K073, 0.336%, 01/25/2028 (a) 54,203,000 482,629
K073, 0.436%, 01/25/2028 (a) 152,900,218 1,783,291
K742, 1.016%, 04/25/2028 (a) 89,849,000 3,198,139
K743, 1.391%, 05/25/2028 (a) 99,488,000 4,970,082

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES —
7.06% (Continued)
Freddie Mac Multifamily Structured Pass Through Certificates
(Continued)
KW06, 0.270%, 06/25/2028 (a) $ 533,053,073 $ 3,001,995
K080, 0.265%, 07/25/2028 (a) 424,203,263 2,741,414
K744, 0.957%, 07/25/2028 (a) 106,729,698 3,495,921
K744, 1.329%, 07/25/2028 (a) 122,906,000 6,013,963
K081, 0.216%, 08/25/2028 (a) 152,625,223 723,856
K084, 0.335%, 10/25/2028 (a) 334,670,072 3,380,937
K747, 0.485%, 12/25/2028 (a) 160,000,000 2,804,368
K089, 0.601%, 01/25/2029 (a) 53,965,000 1,181,407
K748, 0.638%, 01/25/2029 (a) 175,000,000 4,387,792
K091, 0.636%, 03/25/2029 (a) 53,659,000 1,296,568
K090, 0.773%, 03/25/2029 (a) 50,517,000 1,529,518
KW09, 0.940%, 05/25/2029 (a) 62,524,024 2,013,336
K093, 1.083%, 05/25/2029 (a) 58,432,815 2,406,006
K094, 1.014%, 06/25/2029 (a) 194,469,691 7,678,869
K097, 1.220%, 07/25/2029 (a) 72,517,170 3,597,570
KG02, 1.147%, 08/25/2029 (a) 31,878,339 1,377,740
K098, 1.267%, 08/25/2029 (a) 78,380,446 4,101,406
K098, 1.517%, 08/25/2029 (a) 24,691,000 1,652,082
K099, 1.002%, 09/25/2029 (a) 209,290,602 8,552,660
K100, 1.035%, 09/25/2029 (a) 62,086,000 2,827,291
K102, 0.943%, 10/25/2029 (a) 172,515,423 6,696,376
K101, 1.206%, 10/25/2029 (a) 65,686,000 3,583,099
K103, 0.757%, 11/25/2029 (a) 124,882,965 3,865,278
K105, 1.889%, 01/25/2030 (a) 64,122,000 5,782,560
K107, 1.668%, 02/25/2030 (a) 118,898,000 9,517,131
K108, 1.781%, 03/25/2030 (a) 70,601,000 6,106,217
K108, 1.810%, 03/25/2030 (a) 56,728,609 4,734,814
K110, 1.813%, 04/25/2030 (a) 29,809,384 2,423,890
K112, 1.537%, 05/25/2030 (a) 114,960,077 8,354,344
K111, 1.680%, 05/25/2030 (a) 108,495,850 8,462,872
K112, 1.769%, 05/25/2030 (a) 44,272,000 3,919,161
K114, 1.210%, 06/25/2030 (a) 135,941,792 7,838,689
K115, 1.427%, 06/25/2030 (a) 53,938,094 3,631,684
K114, 1.436%, 06/25/2030 (a) 54,977,000 3,995,245
KG03, 1.478%, 06/25/2030 (a) 15,474,474 1,058,397
K113, 1.482%, 06/25/2030 (a) 113,190,596 7,877,986
K116, 1.527%, 07/25/2030 (a) 98,663,461 7,048,261
K115, 1.649%, 07/25/2030 (a) 40,865,759 3,397,457
K116, 1.704%, 08/25/2030 (a) 23,000,000 2,017,548
K118, 1.050%, 09/25/2030 (a) 120,274,954 6,052,837

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES —
7.06% (Continued)
Freddie Mac Multifamily Structured Pass Through Certificates
(Continued)
K118, 1.263%, 09/25/2030 (a) $ 35,916,184 $ 2,343,456
K121, 1.118%, 10/25/2030 (a) 48,637,331 2,579,398
K119, 1.229%, 10/25/2030 (a) 51,000,000 3,224,832
KG04, 0.937%, 11/25/2030 (a) 110,941,761 4,943,055
K122, 0.970%, 11/25/2030 (a) 111,338,689 5,183,139
K122, 1.172%, 11/25/2030 (a) 35,211,000 2,159,212
K121, 1.290%, 11/25/2030 (a) 70,786,000 4,819,309
K123, 1.067%, 12/25/2030 (a) 108,000,000 6,067,343
K125, 0.673%, 01/25/2031 (a) 283,065,247 9,036,009
K125, 0.873%, 01/25/2031 (a) 103,992,000 4,765,808
K124, 1.027%, 01/25/2031 (a) 89,626,000 4,873,001
K152, 1.100%, 01/25/2031 (a) 29,057,070 1,418,467
K127, 0.593%, 02/25/2031 (a) 186,332,000 5,574,923
K128, 0.611%, 03/25/2031 (a) 153,679,896 4,466,491
K128, 0.829%, 03/25/2031 (a) 37,700,000 1,675,188
K129, 1.325%, 05/25/2031 (a) 31,700,000 2,309,186
K130, 1.143%, 06/25/2031 (a) 122,620,624 7,384,754
K131, 0.830%, 07/25/2031 (a) 135,469,165 5,935,893
K130, 1.321%, 07/25/2031 (a) 43,372,188 3,251,127
K138, 0.794%, 01/25/2032 (a) 195,000,000 8,952,567
K141, 0.407%, 02/25/2032 (a) 184,933,217 3,951,524
K141, 0.426%, 02/25/2032 (a) 195,000,000 4,445,064
K149, 0.403%, 08/25/2032 (a) 83,188,259 1,776,693
K155, 0.259%, 04/25/2033 (a) 243,451,293 2,620,875
K160, 0.383%, 08/25/2033 (a) 254,111,704 5,115,243
K1511, 0.929%, 03/25/2034 (a) 131,332,466 6,891,133
K1512, 1.052%, 04/25/2034 (a) 47,371,403 2,822,227
K1513, 0.991%, 08/25/2034 (a) 75,700,794 4,419,821
K1514, 0.699%, 10/25/2034 (a) 80,267,006 3,485,876
K1515, 1.636%, 02/25/2035 (a) 78,432,591 8,674,903
K1516, 1.628%, 05/25/2035 (a) 41,627,343 4,883,433
K1517, 1.436%, 07/25/2035 (a) 88,297,350 9,004,211
K1521, 1.095%, 08/25/2036 (a) 95,551,030 7,664,884
K097, 1.480%, 09/25/2051 (a) 66,115,000 4,252,920
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED
SECURITIES (Cost $450,760,092) 405,089,079
ASSET BACKED SECURITIES — 11 .11%
American Credit Acceptance Receivables Trust
2023-1, 5.450%, 09/14/2026 3,897,768 3,890,723

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
ASSET BACKED SECURITIES — 11.11% (Continued)
American Credit Acceptance Receivables Trust (Continued)
2022-3, 4.550%, 10/13/2026 $ 1,477,790 $ 1,475,224
2022-4, 6.750%, 10/13/2026 1,500,000 1,501,510
2023-2, 5.610%, 06/14/2027 4,000,000 3,966,607
2021-2, 2.540%, 07/13/2027 5,000,000 4,779,142
2021-4, 1.320%, 02/14/2028 493,007 487,195
2022-2, 4.410%, 06/13/2028 10,000,000 9,898,351
2022-3, 4.860%, 10/13/2028 5,000,000 4,955,770
2022-4, 7.860%, 02/15/2029 4,030,000 4,068,117
2023-2, 5.960%, 08/13/2029 5,000,000 4,947,513
2023-3, 6.440%, 10/12/2029 6,500,000 6,498,010
2023-4, 6.990%, 09/12/2030 7,500,000 7,589,076
AmeriCredit Automobile Receivables Trust
2023-1, 5.840%, 10/19/2026 7,638,045 7,630,531
2023-2, 5.810%, 05/18/2028 15,000,000 15,028,803
CarMax Auto Owner Trust
2023-1, 5.230%, 01/15/2026 2,298,055 2,292,631
2023-2, 5.500%, 06/15/2026 15,401,638 15,374,133
2023-3, 5.720%, 11/16/2026 7,750,000 7,749,533
CNH Equipment Trust
2023-A, 5.340%, 09/15/2026 10,000,000 9,967,825
2023-B, 5.600%, 02/15/2029 5,000,000 5,021,310
DT Auto Owner Trust
2020-2A, 4.730%, 03/16/2026 5,000,000 4,961,711
Exeter Automobile Receivables Trust
2023-1A, 5.610%, 06/16/2025 2,726,753 2,726,013
2022-5A, 5.430%, 04/15/2026 3,509,488 3,506,367
2023-1A, 5.580%, 04/15/2026 7,110,000 7,096,833
2023-3A, 6.040%, 07/15/2026 6,000,000 5,995,661
2023-2A, 5.600%, 08/17/2026 10,488,000 10,462,342
2022-2A, 3.650%, 10/15/2026 18,570,940 18,461,184
2022-4A, 4.570%, 01/15/2027 4,335,000 4,304,954
2022-5A, 5.970%, 03/15/2027 5,000,000 4,984,197
2022-6A, 6.030%, 08/16/2027 10,000,000 9,987,028
2023-2A, 5.610%, 09/15/2027 5,623,000 5,572,530
2020-2A, 7.190%, 09/15/2027 10,000,000 10,054,694
2023-4A, 6.310%, 10/15/2027 5,000,000 5,010,647
2022-5A, 6.510%, 12/15/2027 5,060,000 5,069,136
2022-6A, 6.320%, 05/15/2028 5,000,000 4,982,852
2021-2A, 2.900%, 07/17/2028 1,500,000 1,384,966
2023-4A, 6.510%, 08/15/2028 5,000,000 4,995,717
2021-3A, 3.040%, 12/15/2028 5,000,000 4,470,625
2022-4A, 4.920%, 12/15/2028 4,000,000 3,928,184

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
ASSET BACKED SECURITIES — 11.11% (Continued)
First Investors Auto Owner Trust
2021-1A, 1.170%, 03/15/2027 $ 1,795,000 $ 1,738,500
2022-1A, 3.130%, 05/15/2028 5,000,000 4,728,634
Flagship Credit Auto Trust
2020-2, 5.750%, 04/15/2026 5,640,783 5,604,158
2023-1, 5.380%, 12/15/2026 3,613,389 3,598,951
2022-3, 4.550%, 04/15/2027 10,000,000 9,889,804
2023-2, 5.760%, 04/15/2027 9,885,549 9,851,066
Ford Credit Auto Owner Trust
2023-B, 5.570%, 06/15/2026 12,500,000 12,495,326
GLS Auto Receivables Trust
2019-4A, 4.090%, 08/17/2026 8,295,000 8,163,959
2022-2A, 4.700%, 09/15/2026 5,000,000 4,937,053
2022-3A, 4.920%, 01/15/2027 3,000,000 2,963,674
2023-2A, 5.700%, 01/15/2027 5,163,481 5,147,500
2020-3A, 4.310%, 07/15/2027 3,830,000 3,743,921
2021-4A, 1.940%, 10/15/2027 8,650,000 8,325,821
2023-2A, 5.520%, 11/15/2027 7,500,000 7,423,659
2023-4A, 6.570%, 03/15/2028 10,000,000 10,059,684
2021-2A, 2.870%, 05/15/2028 5,410,000 4,991,914
2021-4A, 4.430%, 10/16/2028 5,000,000 4,590,820
2023-1A, 6.380%, 12/15/2028 7,172,000 7,156,187
2023-3A, 6.010%, 05/15/2029 5,000,000 4,991,308
GM Financial Consumer Automobile Receivables Trust
2023-2, 5.100%, 05/18/2026 7,030,310 7,007,357
2023-3, 5.740%, 09/16/2026 8,750,000 8,755,069
Honda Auto Receivables Owner Trust
2022-2, 3.810%, 03/18/2025 1,634,753 1,627,911
2023-2, 5.410%, 04/15/2026 10,000,000 9,986,065
John Deere Owner Trust
2023-B, 5.590%, 06/15/2026 9,500,000 9,496,552
2023-C, 5.480%, 05/15/2028 5,000,000 5,039,678
Santander Consumer USA Holdings, Inc.
2022-4, 4.140%, 02/16/2027 6,107,351 6,057,217
2022-2, 3.440%, 09/15/2027 10,000,000 9,761,213
2023-3, 5.610%, 10/15/2027 6,003,000 5,995,410
2023-4, 5.730%, 04/17/2028 14,300,000 14,342,022
2023-6, 5.930%, 07/17/2028 4,250,000 4,268,344
2023-5, 6.160%, 12/17/2029 4,500,000 4,544,464
2023-6, 6.400%, 03/17/2031 5,000,000 5,051,884
Santander Consumer USA, Inc.
2023-1, 5.360%, 05/15/2026 3,935,126 3,931,175
2022-6, 4.490%, 11/16/2026 5,959,990 5,926,267

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
ASSET BACKED SECURITIES — 11.11% (Continued)
Santander Consumer USA, Inc. (Continued)
2022-7, 5.750%, 04/15/2027 $ 6,350,000 $ 6,339,801
2023-2, 5.210%, 07/15/2027 10,020,000 9,957,185
2022-7, 5.950%, 01/17/2028 10,000,000 9,980,671
2022-5, 4.740%, 10/16/2028 7,500,000 7,318,851
2022-7, 6.690%, 03/17/2031 9,110,000 9,233,759
Santander Drive Auto Receivables LLC
2020-1, 5.350%, 03/15/2028 1,000,000 996,160
Toyota Auto Receivables Owner Trust
2023-A, 5.050%, 01/15/2026 3,788,191 3,778,838
2023-C, 5.600%, 08/17/2026 9,000,000 8,998,077
2022-C, 3.760%, 04/15/2027 8,035,000 7,854,717
Westlake Automobile Receivables Trust
2020-1A, 3.310%, 10/15/2025 10,000,000 9,954,395
2022-2A, 3.750%, 04/15/2026 4,850,000 4,802,462
2021-2A, 1.230%, 12/15/2026 8,385,000 7,918,241
2023-2A, 5.800%, 02/16/2027 10,000,000 9,986,400
2022-1A, 2.750%, 03/15/2027 2,645,000 2,605,131
2022-1A, 3.110%, 03/15/2027 5,000,000 4,850,282
2021-3A, 3.420%, 04/15/2027 1,830,000 1,716,728
2022-2A, 4.310%, 09/15/2027 8,825,000 8,694,279
2022-2A, 5.480%, 09/15/2027 5,135,000 5,049,001
2022-3A, 6.440%, 12/15/2027 5,000,000 4,991,732
2023-1A, 5.210%, 01/18/2028 11,000,000 10,935,348
2023-1A, 5.410%, 01/18/2028 3,750,000 3,715,566
2023-2A, 6.140%, 03/15/2028 1,750,000 1,748,372
2023-2A, 6.290%, 03/15/2028 8,760,000 8,730,608
2023-1A, 5.740%, 08/15/2028 3,495,000 3,444,189
2023-3A, 6.020%, 09/15/2028 6,000,000 5,947,393
2023-4A, 6.640%, 11/15/2028 5,000,000 5,039,050
World Omni Auto Receivables Trust
2023-A, 5.180%, 07/15/2026 5,992,090 5,976,115
2023-B, 5.250%, 11/16/2026 9,248,661 9,221,965
TOTAL ASSET BACKED SECURITIES (Cost $638,655,496) 637,055,528
COLLATERALIZED LOAN OBLIGATIONS — 5 .97%
Allegany Park CLO Ltd.
2019-1A, 8.516% (TSFR3M + 3.100%), 01/20/2035 4,000,000 3,813,160
Apidos CLO
2018-29A, 7.540% (TSFR3M + 2.162%), 07/25/2030 7,600,000 7,500,250
2018-29A, 8.390% (TSFR3M + 3.012%), 07/25/2030 6,250,000 6,069,550
2016-24A, 11.477% (TSFR3M + 6.062%), 10/20/2030 2,550,000 2,358,668
XXVIII, 6.827% (TSFR3M + 1.412%), 01/20/2031 2,000,000 1,967,632

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS — 5.97% (Continued)
Apidos CLO (Continued)
2013-12A, 8.255% (TSFR3M + 2.862%), 04/15/2031 $ 3,195,000 $ 3,081,693
2013-12A, 11.055% (TSFR3M + 5.662%), 04/15/2031 6,150,000 5,455,056
2019-31A, 12.255% (TSFR3M + 6.862%), 04/15/2031 4,400,000 4,258,813
2013-15A, 7.527% (TSFR3M + 2.112%), 04/20/2031 5,000,000 4,915,540
2013-15A, 11.377% (TSFR3M + 5.962%), 04/20/2031 3,843,000 3,588,401
2015-20A, 11.355% (TSFR3M + 5.962%), 07/16/2031 1,750,000 1,600,289
XXXA, 7.657% (TSFR3M + 2.262%), 10/18/2031 3,600,000 3,564,943
ARES CLO
2017-42A, 9.124% (TSFR3M + 3.712%), 01/22/2028 5,000,000 5,000,855
2017-46A, 3.570%, 01/15/2030 3,600,000 3,294,835
2017-46A, 7.355% (TSFR3M + 1.962%), 01/15/2030 1,436,843 1,414,812
2018-47A, 8.355% (TSFR3M + 2.962%), 04/15/2030 1,915,000 1,810,713
2015-38A, 8.177% (TSFR3M + 2.762%), 04/20/2030 7,450,000 7,070,840
2014-31RA, 7.240% (TSFR3M + 1.862%), 05/24/2030 5,500,000 5,452,876
2016-39A, 9.007% (TSFR3M + 3.612%), 04/18/2031 7,335,000 7,049,903
BCRED MML CLO
2022-1A, 8.166% (TSFR3M + 2.750%), 04/20/2035 2,000,000 1,949,154
Blackstone, Inc.
2017-1A, 9.377% (TSFR3M + 3.962%), 04/20/2029 3,850,000 3,850,435
2017-1A, 11.677% (TSFR3M + 6.262%), 04/20/2029 1,250,000 1,162,821
2017-1A, 8.064% (TSFR3M + 2.662%), 01/17/2030 4,000,000 3,733,248
2017-1A, 11.264% (TSFR3M + 5.862%), 01/17/2030 2,000,000 1,717,800
2017-1A, 8.977% (TSFR3M + 3.562%), 01/20/2030 7,550,000 7,550,634
2017-1A, 11.377% (TSFR3M + 5.962%), 01/20/2030 1,150,000 1,091,895
BlueMountain CLO Ltd.
2018-1A, 7.352% (TSFR3M + 1.962%), 07/30/2030 6,996,770 6,938,697
2014-2A, 7.427% (TSFR3M + 2.012%), 10/20/2030 5,500,000 5,425,794
Burnham Park CLO
2016-1A, 7.827% (TSFR3M + 2.412%), 10/20/2029 5,250,000 5,249,543
Burnham Park Clo Ltd.
2016-1A, 8.527% (TSFR3M + 3.112%), 10/20/2029 1,500,000 1,482,969
Buttermilk Park CLO
2018-1A, 8.755% (TSFR3M + 3.362%), 10/15/2031 1,000,000 959,114
Chenango Park CLO
2018-1A, 8.655% (TSFR3M + 3.262%), 04/15/2030 1,000,000 939,102
CIFC Funding Ltd.
2017-3A, 7.477% (TSFR3M + 2.062%), 07/20/2030 2,100,000 2,091,529
2018-1A, 7.407% (TSFR3M + 2.012%), 04/18/2031 3,750,000 3,671,160
Fillmore Park CLO
2018-1A, 11.055% (TSFR3M + 5.662%), 07/15/2030 1,000,000 931,236
Gilbert Park CLO
2017-1A, 8.605% (TSFR3M + 3.212%), 10/15/2030 8,475,000 8,366,503

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS — 5.97% (Continued)
Gilbert Park CLO (Continued)
2017-1A, 12.055% (TSFR3M + 6.662%), 10/15/2030 $ 1,250,000 $ 1,158,726
GoldenTree Loan Management US CLO
2021-9A, 10.427% (TSFR3M + 5.012%), 01/20/2033 6,500,000 6,084,546
Goldentree Loan Opportunities Ltd.
2017-2A, 10.377% (TSFR3M + 4.962%), 11/28/2030 6,561,000 6,177,391
2015-11A, 8.057% (TSFR3M + 2.662%), 01/18/2031 2,250,000 2,223,387
2015-11A, 11.057% (TSFR3M + 5.662%), 01/18/2031 3,750,000 3,579,574
2019-4A, 10.410% (TSFR3M + 5.012%), 04/24/2031 8,000,000 7,482,048
2019-5A, 8.827% (TSFR3M + 3.412%), 10/20/2032 2,500,000 2,450,305
2019-5A, 10.527% (TSFR3M + 5.112%), 10/20/2032 7,500,000 6,932,093
2022-16A, 0.000% (TSFR3M + 4.750%), 01/20/2034 (b) 3,500,000 3,500,000
Golub Capital BDC, Inc.
2021-1A, 8.455% (TSFR3M + 3.062%), 04/15/2033 7,000,000 6,828,080
Hartwick Park CLO Ltd.
2023-1A, 0.000% (TSFR3M + 4.500%), 01/21/2036 (b) 5,000,000 5,000,000
LCM LP
22A, 8.477% (TSFR3M + 3.062%), 10/20/2028 1,895,000 1,836,348
25A, 9.127% (TSFR3M + 3.712%), 07/20/2030 4,000,000 3,655,784
15A, 9.377% (TSFR3M + 3.962%), 07/20/2030 9,000,000 8,701,101
26A, 8.177% (TSFR3M + 2.762%), 01/20/2031 1,000,000 902,405
29A, 7.255% (TSFR3M + 1.862%), 04/15/2031 4,750,000 4,662,576
18A, 11.627% (TSFR3M + 6.212%), 04/20/2031 5,300,000 4,077,772
27A, 7.605% (TSFR3M + 2.212%), 07/16/2031 2,700,000 2,628,258
27A, 8.605% (TSFR3M + 3.212%), 07/16/2031 4,000,000 3,597,924
16A, 7.405% (TSFR3M + 2.012%), 10/15/2031 4,000,000 3,952,920
16A, 7.805% (TSFR3M + 2.412%), 10/15/2031 5,100,000 4,955,130
17A, 11.655% (TSFR3M + 6.262%), 10/15/2031 1,000,000 708,005
16A, 12.035% (TSFR3M + 6.642%), 10/15/2031 1,600,000 1,304,208
36A, 12.365% (TSFR3M + 6.972%), 01/15/2034 6,000,000 4,806,156
35A, 12.265% (TSFR3M + 6.872%), 10/15/2034 4,750,000 3,888,303
34A, 12.217% (TSFR3M + 6.802%), 10/20/2034 3,250,000 2,787,616
LCM XIII LP
14A, 7.257% (TSFR3M + 1.842%), 07/20/2031 10,800,000 10,618,614
14A, 7.527% (TSFR3M + 2.112%), 07/20/2031 6,000,000 5,788,878
14A, 11.177% (TSFR3M + 5.762%), 07/20/2031 1,000,000 659,954
Magnetite CLO Ltd.
2016-18A, 8.341% (TSFR3M + 2.962%), 11/15/2028 10,315,000 10,315,516
2014-8A, 6.635% (TSFR3M + 1.242%), 04/15/2031 2,197,903 2,196,450
2014-8A, 8.555% (TSFR3M + 3.162%), 04/15/2031 10,150,000 10,149,188
2015-15A, 8.390% (TSFR3M + 3.012%), 07/25/2031 2,000,000 1,977,492
2015-15A, 10.840% (TSFR3M + 5.462%), 07/25/2031 4,000,000 3,715,248
2015-12A, 11.335% (TSFR3M + 5.942%), 10/15/2031 8,923,000 8,523,437

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS — 5.97% (Continued)
Magnetite CLO Ltd. (Continued)
2015-14RA, 6.777% (TSFR3M + 1.382%), 10/18/2031 $ 5,300,000 $ 5,299,740
2015-14RA, 8.507% (TSFR3M + 3.112%), 10/18/2031 1,500,000 1,493,922
2020-27A, 11.677% (TSFR3M + 6.262%), 10/20/2034 5,250,000 5,194,702
2021-30A, 11.840% (TSFR3M + 6.462%), 10/25/2034 4,100,000 4,069,693
2020-28A, 11.827% (TSFR3M + 6.412%), 01/20/2035 2,250,000 2,228,195
2019-23A, 11.940% (TSFR3M + 6.562%), 01/25/2035 2,750,000 2,706,201
2023-34A, 10.616% (TSFR3M + 5.200%), 04/20/2036 2,950,000 2,987,851
Mountain View CLO Ltd.
2019-2A, 7.555% (TSFR3M + 2.162%), 01/15/2033 3,000,000 2,988,663
Neuberger Berman CLO Ltd.
2019-33A, 8.555% (TSFR3M + 3.162%), 10/16/2033 2,000,000 1,949,094
Niagara Park CLO
2019-1A, 11.614% (TSFR3M + 6.212%), 07/17/2032 2,000,000 1,893,684
Octagon Investment Partners Ltd.
2016-1A, 7.455% (TSFR3M + 2.062%), 07/15/2030 6,220,000 6,006,362
Webster Park CLO
2015-1A, 7.477% (TSFR3M + 2.062%), 07/20/2030 10,300,000 10,107,627
Whetstone Park CLO Ltd.
2021-1A, 2.791%, 01/20/2035 1,400,000 1,163,165
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost
$349,354,300) 342,294,795
CORPORATE BONDS — 19 .35%
Aerospace & Defense — 0 .17%
Howmet Aerospace, Inc.
3.000%, 01/15/2029 11,337,000 9,999,177
Automobile Components — 0 .08%
Dana, Inc.
4.250%, 09/01/2030 1,500,000 1,274,063
4.500%, 02/15/2032 4,208,000 3,453,166
Banks — 5 .99%
Atlantic Union Bankshares Corp.
2.875% to 12/15/2026 then (TSFR3M + 1.860%), 12/15/2031 5,000,000 4,087,895
Australia & New Zealand Banking Group Ltd.
6.742%, 12/08/2032 7,000,000 7,221,600
Bank of America Corp.
2.651% to 3/11/2031 then (SOFR + 1.220%), 03/11/2032 10,000,000 8,136,981
Bank of Montreal
3.088% (5 Year CMT Rate + 1.400%), 01/10/2037 15,000,000 11,572,953
Bank of NT Butterfield & Son Ltd.
5.250% to 6/15/2025 then (TSFR3M + 5.060%), 06/15/2030 5,000,000 4,371,607

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 19.35% (Continued)
Banks — 5.99% (Continued)
Bank OZK
2.750% to 10/1/2026 then (TSFR3M + 2.090%), 10/01/2031 $ 13,175,000 $ 10,066,407
Banner Corp.
5.000% to 6/30/2025 then (TSFR3M + 4.890%), 06/30/2030 8,000,000 7,197,114
Barclays PLC
6.125% (5 Year CMT Rate + 5.867%), Perpetual Maturity 15,050,000 13,976,821
Central Pacific Financial Corp.
4.750% to 11/1/2025 then (TSFR3M + 4.560%), 11/01/2030 5,000,000 4,415,260
CNB Financial Corp.
3.250% to 6/15/2026 then (TSFR3M + 2.580%), 06/15/2031 2,000,000 1,577,623
Deutsche Bank AG
7.079% to 11/10/2032 then (SOFR + 3.650%), 02/10/2034 3,000,000 2,881,460
Fifth Third Bancorp
8.250%, 03/01/2038 10,000,000 11,116,889
First Busey Corp.
5.250% to 6/1/2025 then (TSFR3M + 5.110%), 06/01/2030 4,500,000 4,028,746
5.000% to 6/15/2027 then (TSFR3M + 2.520%), 06/15/2032 2,000,000 1,629,654
First Financial Bancorp.
5.250% to 5/15/2025 then (TSFR3M + 5.090%), 05/15/2030 10,500,000 9,769,636
First Foundation, Inc.
3.500% to 2/1/2027 then (SOFR + 2.040%), 02/01/2032 8,370,000 5,541,541
First Interstate BancSystem, Inc.
5.250% to 5/15/2025 then (TSFR3M + 5.180%), 05/15/2030 5,000,000 4,401,900
First Mid Bancshares, Inc.
3.950% to 10/15/2025 then (TSFR3M + 3.830%), 10/15/2030 5,300,000 4,623,508
First Midwest Bancorp, Inc.
5.875%, 09/29/2026 7,515,000 7,444,956
Firstbank
4.500% to 9/1/2025 then (SOFR + 4.390%), 09/01/2030 9,000,000 8,124,615
First-Citizens Bank & Trust Co.
6.125%, 03/09/2028 1,792,000 1,792,840
Flushing Financial Corp.
3.125% to 12/1/2026 then (TSFR3M + 2.035%), 12/01/2031 5,000,000 3,987,912
Great Southern Bank
5.500% to 6/15/2025 then (TSFR3M + 5.325%), 06/15/2030 4,750,000 4,518,438
Heartland Financial USA, Inc.
2.750% to 9/15/2026 then (TSFR3M + 2.100%), 09/15/2031 6,000,000 4,664,936
Hilltop Holdings, Inc.
6.125% to 5/15/2030 then (TSFR3M + 5.800%), 05/15/2035 11,750,000 9,460,282
Home BancShares, Inc.
3.125% to 1/30/2027 then (TSFR3M + 1.820%), 01/30/2032 16,500,000 12,406,620

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 19.35% (Continued)
Banks — 5.99% (Continued)
Huntington National Bank
5.500% to 5/6/2025 then (TSFR3M + 5.352%), 05/06/2030 $ 9,250,000 $ 8,841,958
Independent Bank Group, Inc.
4.000% to 9/15/2025 then (TSFR3M + 3.885%), 09/15/2030 2,000,000 1,739,973
JPMorgan Chase & Co.
6.254% to 10/23/2033 then (SOFR + 1.810%), 10/23/2034 10,000,000 10,448,415
Mercantile Bank Corp.
3.250% to 1/30/2027 then (SOFR + 2.120%), 01/30/2032 7,000,000 5,576,092
National Australia Bank Ltd.
3.347% (5 Year CMT Rate + 1.700%), 01/12/2037 9,500,000 7,439,390
NBT Bancorp, Inc.
5.000% to 7/1/2025 then (TSFR3M + 4.850%), 07/01/2030 7,500,000 6,741,499
Pacific Premier Bancorp, Inc.
4.875% to 5/15/2024 then (TSFR3M + 2.762%), 05/15/2029 3,500,000 3,007,376
5.375% to 6/15/2025 then (TSFR3M + 5.170%), 06/15/2030 6,410,000 5,731,542
Park National Corp.
4.500% to 9/1/2025 then (TSFR3M + 4.390%), 09/01/2030 15,600,000 14,154,020
Peapack-Gladstone Financial Corp.
3.500% to 12/30/2025 then (TSFR3M + 3.260%), 12/30/2030 6,000,000 5,110,654
RBB Bancorp
4.000% to 4/1/2026 then (TSFR3M + 3.290%), 04/01/2031 5,450,000 4,712,965
Regions Bank
6.450%, 06/26/2037 15,601,000 15,062,987
Renasant Corp.
3.000% to 12/1/2026 then (TSFR3M + 1.910%), 12/01/2031 7,000,000 5,893,637
4.500% to 9/15/2030 then (TSFR3M + 4.025%), 09/15/2035 9,000,000 6,206,523
Sandy Spring Bancorp, Inc.
4.250% to 11/15/2024 then (TSFR3M + 2.882%), 11/15/2029 5,500,000 4,887,763
Santander Holdings USA, Inc.
6.499% to 3/9/2028 then (SOFR + 2.356%), 03/09/2029 5,000,000 5,054,547
Southside Bancshares, Inc.
3.875% to 11/15/2025 then (TSFR3M + 3.660%), 11/15/2030 8,000,000 6,927,921
Summit Financial Group, Inc.
3.250% to 12/1/2026 then (TSFR3M + 2.300%), 12/01/2031 4,000,000 3,088,513
Synovus Financial Corp.
5.900% (5 Year Swap Rate USD + 3.379%), 02/07/2029 4,000,000 3,725,684
Texas Capital Bancshares, Inc.
4.000% (5 Year CMT Rate + 3.150%), 05/06/2031 10,942,000 9,374,612
Texas Capital Bank, NA
5.250%, 01/31/2026 5,000,000 4,583,902
Towne Bank
3.125% to 2/15/2027 then (TSFR3M + 1.680%), 02/15/2032 4,000,000 3,047,932

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 19.35% (Continued)
Banks — 5.99% (Continued)
Trustmark Corp.
3.625% to 12/1/2025 then (TSFR3M + 3.387%), 12/01/2030 $ 6,500,000 $ 5,212,702
Webster Financial Corp.
4.100%, 03/25/2029 10,470,000 9,096,349
Western Alliance Bancorp
3.000% to 6/15/2026 then (TSFR3M + 2.250%), 06/15/2031 5,900,000 4,767,731
Western Alliance Bank
5.250% to 6/1/2025 then (TSFR3M + 5.120%), 06/01/2030 7,500,000 6,740,543
WSFS Financial Corp.
7.721% (TSFR3M + 2.312%), 12/15/2027 3,500,000 3,371,505
2.750% to 12/15/2025 then (SOFR + 2.485%), 12/15/2030 5,470,000 4,242,827
Building Products — 0 .22%
Builders FirstSource, Inc.
4.250%, 02/01/2032 7,800,000 6,703,799
JELD-WEN, Inc.
4.875%, 12/15/2027 2,300,000 2,123,383
Masonite International Corp.
3.500%, 02/15/2030 4,093,000 3,462,330
Capital Markets — 0 .56%
Ares Capital Corp.
7.000%, 01/15/2027 3,000,000 3,032,438
3.200%, 11/15/2031 15,473,000 12,252,442
Brookfield Corp.
7.375%, 03/01/2033 3,000,000 3,226,215
MSCI, Inc.
3.625%, 11/01/2031 15,200,000 12,951,326
Chemicals — 0 .12%
Eastman Chemical Co.
5.750%, 03/08/2033 3,000,000 2,982,412
Scotts Miracle-Gro Co.
4.375%, 02/01/2032 4,918,000 3,909,367
Commercial Services & Supplies — 0 .09%
Central Storage Safety Project Trust
4.823%, 02/01/2038 5,866,560 4,969,479
Consumer Finance — 0 .65%
Ally Financial, Inc.
6.700%, 02/14/2033 10,000,000 9,309,395
Ford Motor Credit Co LLC
7.200%, 06/10/2030 3,000,000 3,103,266
Ford Motor Credit Co. LLC
7.350%, 03/06/2030 8,750,000 9,105,365

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 19.35% (Continued)
Consumer Finance — 0.65% (Continued)
OneMain Finance Corp.
3.500%, 01/15/2027 $ 5,000,000 $ 4,472,481
5.375%, 11/15/2029 12,603,000 11,355,549
Containers & Packaging — 0 .41%
Amcor Finance USA, Inc.
5.625%, 05/26/2033 1,000,000 998,265
AptarGroup, Inc.
3.600%, 03/15/2032 10,000,000 8,522,022
Graphic Packaging International, LLC
3.500%, 03/01/2029 2,000,000 1,740,864
3.750%, 02/01/2030 13,523,000 11,797,668
Distributors — 0 .19%
Genuine Parts Co.
6.875%, 11/01/2033 5,000,000 5,308,755
LKQ Corp.
6.250%, 06/15/2033 6,000,000 6,002,798
Diversified Consumer Services — 1 .37%
California Institute of Technology
4.700%, 11/01/2111 890,000 726,525
3.650%, 09/01/2119 1,994,000 1,268,326
Case Western Reserve University
5.405%, 06/01/2122 8,322,000 7,558,536
Massachusetts Institute of Technology
5.600%, 07/01/2111 10,680,000 11,119,977
4.678%, 07/01/2114 1,935,000 1,672,949
3.885%, 07/01/2116 3,233,000 2,320,709
Nature Conservancy
1.711%, 07/01/2031 1,250,000 949,750
1.811%, 07/01/2032 1,150,000 848,460
1.861%, 07/01/2033 532,000 379,595
Service Corp. International
3.375%, 08/15/2030 8,692,000 7,308,147
4.000%, 05/15/2031 9,144,000 7,800,110
Trustees of the University of Pennsylvania
4.674%, 09/01/2112 600,000 512,419
3.610%, 02/15/2119 22,869,000 15,072,072
University of Southern California
3.226%, 10/01/2120 3,935,000 2,229,030
Washington University
4.349%, 04/15/2122 17,852,000 13,816,490
YMCA of Greater New York
2.303%, 08/01/2026 5,730,000 5,222,012

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 19.35% (Continued)
Electric Utilities — 0 .44%
Brazos Securitization LLC
5.413%, 09/01/2050 $ 9,500,000 $ 9,103,272
Denton County Electric Cooperative, Inc.
2022, 5.321%, 02/15/2048 17,000,000 16,323,550
Electrical Equipment — 0 .30%
Regal Rexnord Corp.
6.300%, 02/15/2030 4,676,000 4,629,170
6.400%, 04/15/2033 2,000,000 1,973,395
Sensata Technologies BV
4.000%, 04/15/2029 2,000,000 1,796,941
Sensata Technologies, Inc.
4.375%, 02/15/2030 5,446,000 4,857,672
3.750%, 02/15/2031 3,955,000 3,347,908
Electronic Equipment, Instruments & Components — 0 .63%
CDW Finance Corp.
3.276%, 12/01/2028 4,954,000 4,414,881
3.250%, 02/15/2029 17,218,000 15,166,820
Corning, Inc.
5.750%, 08/15/2040 16,707,000 16,581,050
Financial Services — 0 .25%
American AGcredit FLCA
3.375% to 6/15/2031 then (SOFR + 2.120%), 06/15/2036 10,000,000 6,886,294
Compeer Financial FLCA
2.750% to 6/1/2026 then (SOFR + 2.030%), 06/01/2031 5,000,000 4,163,805
3.375% to 6/1/2031 then (SOFR + 1.965%), 06/01/2036 4,750,000 3,246,240
Food Products — 0 .02%
Mars, Inc.
2.375%, 07/16/2040 2,100,000 1,374,726
Ground Transportation — 0 .37%
ERAC USA Finance, LLC
7.000%, 10/15/2037 18,952,000 21,047,016
Healthcare Providers & Services — 1 .53%
Baptist Health South Florida, Inc.
4.342%, 11/15/2041 14,760,000 11,922,958
Centene Corp.
2.450%, 07/15/2028 10,361,000 8,991,195
3.000%, 10/15/2030 11,090,000 9,262,867
Cleveland Clinic Foundation
4.858%, 01/01/2114 13,025,000 11,113,079
CommonSpirit Health
3.817%, 10/01/2049 1,800,000 1,291,257

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 19.35% (Continued)
Healthcare Providers & Services — 1.53% (Continued)
Hackensack Meridian Health, Inc.
2.675%, 09/01/2041 $ 14,920,000 $ 9,995,508
HumanGood California Obligated Group
3.000%, 10/01/2028 2,335,000 2,164,228
New York and Presbyterian Hospital
4.763%, 08/01/2116 10,000,000 8,019,419
Orlando Health Obligated Group
2.891%, 10/01/2035 1,000,000 805,227
Penn State Health
3.806%, 11/01/2049 5,920,000 4,190,909
Piedmont Healthcare, Inc.
2.719%, 01/01/2042 12,924,000 8,625,083
Sutter Health
3.161%, 08/15/2040 2,766,000 1,995,656
Toledo Hospital
6.015%, 11/15/2048 6,980,000 6,880,077
United Jewish Appeal-Federation of Jewish Philanthropies of New
York, Inc.
2.145%, 02/01/2031 4,565,000 3,695,148
Hotels, Restaurants & Leisure — 0 .19%
Papa John's International, Inc.
3.875%, 09/15/2029 4,374,000 3,708,908
Station Casinos, LLC
4.500%, 02/15/2028 1,000,000 904,806
4.625%, 12/01/2031 7,669,000 6,507,070
Household Durables — 0 .71%
Ashton Woods USA, LLC
6.625%, 01/15/2028 2,570,000 2,427,802
4.625%, 04/01/2030 9,616,000 8,030,087
KB Home
4.800%, 11/15/2029 1,882,000 1,717,805
7.250%, 07/15/2030 1,000,000 1,006,107
M/I Homes, Inc.
3.950%, 02/15/2030 7,916,000 6,761,610
Meritage Homes Corp.
3.875%, 04/15/2029 12,874,000 11,443,699
Tempur Sealy International, Inc.
3.875%, 10/15/2031 9,241,000 7,435,469
TopBuild Corp.
3.625%, 03/15/2029 2,209,000 1,931,914

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 19.35% (Continued)
Machinery — 0 .24%
Allison Transmission, Inc.
3.750%, 01/30/2031 $ 13,782,000 $ 11,521,410
Nordson Corp.
5.800%, 09/15/2033 2,000,000 2,038,340
Media — 0 .53%
CCO Holdings Capital Corp.
4.750%, 02/01/2032 9,912,000 8,332,226
4.250%, 01/15/2034 10,500,000 8,199,602
Charter Communications Operating LLC
3.500%, 03/01/2042 2,716,000 1,795,881
Sirius XM Radio, Inc.
3.875%, 09/01/2031 15,124,000 12,252,577
Mortgage Real Estate Investment Trusts (REITs) — 0 .14%
Arbor Realty SR, Inc.
5.000%, 12/30/2028 5,000,000 4,120,503
Arbor Realty Trust, Inc.
4.500%, 03/15/2027 5,000,000 4,292,638
Pharmaceuticals — 0 .63%
Bristol-Myers Squibb Co.
4.125%, 06/15/2039 19,981,000 17,183,810
Pfizer Investment Enterprises Pte Ltd.
5.110%, 05/19/2043 5,000,000 4,805,152
Wyeth, LLC
5.950%, 04/01/2037 13,738,000 14,492,438
Professional Services — 0 .51%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 1,220,000 1,122,711
4.000%, 07/01/2029 12,530,000 11,355,961
5.950%, 08/04/2033 3,000,000 3,035,164
Leidos, Inc.
4.375%, 05/15/2030 6,310,000 5,835,039
2.300%, 02/15/2031 2,840,000 2,275,719
Science Applications International Corp.
4.875%, 04/01/2028 6,040,000 5,638,391
Real Estate Management & Development — 0 .27%
CBRE Services, Inc.
5.950%, 08/15/2034 5,000,000 4,962,655
Cushman & Wakefield US Borrower LLC
6.750%, 05/15/2028 2,300,000 2,187,185
Jones Lang LaSalle, Inc.
6.875%, 12/01/2028 5,000,000 5,129,310

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 19.35% (Continued)
Real Estate Management & Development — 0.27% (Continued)
Wildflower Improvement Association
6.625%, 03/01/2031 $ 3,112,207 $ 2,951,508
Retail REITs — 0 .38%
American Finance Trust, Inc.
4.500%, 09/30/2028 10,000,000 8,057,650
Simon Property Group LP
6.750%, 02/01/2040 12,702,000 13,482,381
Software — 0 .44%
Open Text Corp.
3.875%, 12/01/2029 6,680,000 5,848,601
Oracle Corp.
3.850%, 07/15/2036 10,200,000 8,517,256
6.500%, 04/15/2038 10,000,000 10,703,601
Specialty Retail — 1 .18%
Asbury Automotive Group, Inc.
5.000%, 02/15/2032 11,700,000 10,213,611
AutoNation, Inc.
3.850%, 03/01/2032 16,775,000 14,153,452
Group 1 Automotive, Inc.
4.000%, 08/15/2028 10,014,000 9,031,092
Home Depot, Inc.
5.400%, 09/15/2040 9,497,000 9,512,505
4.875%, 02/15/2044 2,113,000 1,968,855
Ken Garff Automotive LLC
4.875%, 09/15/2028 4,000,000 3,567,289
Lithia Motors, Inc.
3.875%, 06/01/2029 2,120,000 1,870,275
4.375%, 01/15/2031 7,000,000 6,040,502
Penske Automotive Group, Inc.
3.750%, 06/15/2029 11,950,000 10,370,904
Valvoline, Inc.
3.625%, 06/15/2031 1,000,000 821,845
Technology Hardware, Storage & Peripherals — 0 .39%
Dell International, LLC
8.100%, 07/15/2036 18,910,000 22,263,544
Trading Companies & Distributors — 0 .33%
Ashtead Capital, Inc.
4.250%, 11/01/2029 5,000,000 4,530,310
5.500%, 08/11/2032 8,553,000 8,145,003
5.950%, 10/15/2033 1,492,000 1,449,203
United Rentals North America, Inc.
3.750%, 01/15/2032 5,100,000 4,329,462

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 19.35% (Continued)
Wireless Telecommunication Services — 0 .02%
T-Mobile USA, Inc.
5.750%, 01/15/2034 $ 1,000,000 $ 1,018,033
TOTAL CORPORATE BONDS (Cost $1,216,046,180) 1,109,833,110
MUNICIPAL BONDS — 20 .26%
Alabama — 0 .29%
Baldwin County Public Building Authority
2.000%, 03/01/2046 1,210,000 739,121
Water Works Board of the City of Birmingham
2.513%, 01/01/2036 13,945,000 10,562,779
2.710%, 01/01/2038 6,835,000 5,063,379
3.573%, 01/01/2045 385,000 297,352
California — 3 .74%
Alvord Unified School District
0.000%, 08/01/2046 (b) 2,105,000 2,345,599
Bakersfield City School District
0.000%, 05/01/2047 (b) 9,715,000 6,608,112
Chaffey Community College District
3.000%, 06/01/2038 3,705,000 3,268,194
Chaffey Joint Union High School District
3.143%, 08/01/2043 3,790,000 2,712,335
City of Los Angeles, CA Department of Airports
1.876%, 05/15/2030 230,000 185,569
City of Ontario, CA
3.779%, 06/01/2038 3,000,000 2,502,624
City of Sacramento, CA Transient Occupancy Tax Revenue
3.858%, 06/01/2025 3,320,000 3,237,056
City of San Francisco, CA Public Utilities Commission Water Revenue
2.845%, 11/01/2041 2,000,000 1,398,074
City of Union City, CA
0.000%, 07/01/2025 (b) 2,105,000 1,932,493
Clovis Unified School District
3.067%, 08/01/2039 14,455,000 10,695,758
Coast Community College District
2.957%, 08/01/2038 15,000,000 11,429,628
Cucamonga Valley Water District Financing Authority
3.010%, 09/01/2042 5,000,000 3,584,245
East Side Union High School District
5.320%, 04/01/2036 6,505,000 6,406,524
Fullerton Public Financing Authority
7.750%, 05/01/2031 1,145,000 1,251,764

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 20.26% (Continued)
California — 3.74% (Continued)
Gateway Unified School District, CA
0.000%, 08/01/2035 (b) $ 2,315,000 $ 1,503,085
0.000%, 08/01/2036 (b) 2,315,000 1,420,189
Golden State Tobacco Securitization Corp.
2.787%, 06/01/2031 15,930,000 13,032,985
3.000%, 06/01/2046 10,840,000 9,739,173
Inland Empire Tobacco Securitization Corp.
3.678%, 06/01/2038 20,050,000 18,647,470
Los Angeles Community College District, CA
6.600%, 08/01/2042 7,545,000 8,424,393
Marin Community College District
2.699%, 08/01/2041 1,000,000 679,533
Norwalk-La Mirada Unified School District
0.000%, 08/01/2038 (b) 4,450,000 2,313,224
Paramount Unified School District
3.272%, 08/01/2051 13,425,000 9,326,827
Peralta Community College District
0.000%, 08/05/2031 (b) 12,350,000 11,353,922
Perris Union High School District
2.700%, 09/01/2042 3,000,000 2,018,558
Placentia-Yorba Linda Unified School District
0.000%, 08/01/2035 (b) 7,600,000 4,991,343
Riverside County Infrastructure Financing Authority
3.185%, 11/01/2041 4,755,000 3,507,129
San Diego County Regional Transportation Commission
3.248%, 04/01/2048 3,155,000 2,270,503
San Diego Unified School District
0.000%, 07/01/2036 (b) 7,915,000 4,902,762
San Francisco City & County Redevelopment Financing Authority
0.000%, 08/01/2036 (b) 5,240,000 2,609,186
San Mateo Foster City School District
3.059%, 08/01/2044 2,245,000 1,568,128
Santa Ana Unified School District
0.000%, 08/01/2037 (b) 3,955,000 2,273,672
Santa Monica Community College District
2.804%, 08/01/2044 2,300,000 1,527,854
State of California
7.550%, 04/01/2039 28,000,000 33,569,382
University of California
4.858%, 05/15/2112 4,736,000 4,008,209
4.767%, 05/15/2115 7,387,000 6,134,324

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 20.26% (Continued)
California — 3.74% (Continued)
West Contra Costa Unified School District
0.000%, 08/01/2036 (b) $ 5,000,000 $ 3,078,812
West Sonoma County Union High School District
0.000%, 08/01/2037 (b) 1,840,000 1,062,045
William S. Hart Union High School District
0.000%, 08/01/2036 (b) 1,150,000 716,977
Yosemite Community College District
0.000%, 08/01/2038 (b) 6,110,000 3,347,079
Yuba Community College District
0.000%, 08/01/2038 (b) 5,055,000 2,825,402
Colorado — 0 .30%
City of Aurora, CO Water Revenue
2.720%, 08/01/2046 880,000 571,389
City of Fountain, CO Electric Water & Wastewater Utility Enterprise
Revenue
3.200%, 12/01/2043 2,655,000 1,906,663
City of Fruita, CO Healthcare Revenue
5.000%, 01/01/2028 2,225,000 2,129,241
Colorado Health Facilities Authority
3.696%, 11/01/2039 4,825,000 3,850,135
3.796%, 11/01/2044 11,815,000 8,842,573
Connecticut — 0 .52%
State of Connecticut
3.000%, 01/15/2036 5,000,000 4,619,050
3.000%, 01/15/2037 7,090,000 6,396,789
3.000%, 06/01/2037 8,620,000 7,703,566
State of Connecticut Special Tax Revenue
3.125%, 05/01/2040 6,975,000 6,041,301
Town of West Hartford, CT
2.764%, 07/01/2041 7,025,000 5,089,910
Florida — 1 .08%
Central Florida Tourism Oversight District
2.731%, 06/01/2038 18,500,000 13,671,322
City of Gainesville, FL
0.000%, 10/01/2027 (b) 4,610,000 3,753,684
0.000%, 10/01/2028 (b) 1,400,000 1,079,767
3.047%, 10/01/2040 10,840,000 7,818,481
City of Gainesville, FL Utilities System Revenue
6.024%, 10/01/2040 5,915,000 6,148,054
County of Miami-Dade, FL Transit System
5.624%, 07/01/2040 17,000,000 16,923,463

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 20.26% (Continued)
Florida — 1.08% (Continued)
JEA Water & Sewer System Revenue
3.000%, 10/01/2041 $ 5,045,000 $ 4,116,546
Orlando Utilities Commission
5.662%, 10/01/2040 8,000,000 8,187,170
Georgia — 0 .25%
City of Atlanta, GA Water & Wastewater Revenue
2.913%, 11/01/2043 1,625,000 1,128,301
Municipal Electric Authority of Georgia
2.497%, 01/01/2031 10,355,000 8,444,871
State of Georgia
2.250%, 07/01/2039 5,000,000 3,485,656
Tift County Hospital Authority
2.977%, 12/01/2042 2,150,000 1,497,160
Hawaii — 0 .28%
City & County Honolulu, HI Wastewater System Revenue
2.574%, 07/01/2041 5,000,000 3,382,683
State of Hawaii
2.245%, 08/01/2038 3,875,000 2,661,991
2.800%, 10/01/2038 10,000,000 7,399,772
2.830%, 10/01/2039 1,730,000 1,256,015
2.870%, 10/01/2041 2,270,000 1,585,650
Illinois — 0 .26%
Illinois Finance Authority
3.510%, 05/15/2041 7,000,000 5,112,352
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2036 (b) 4,025,000 2,374,063
0.000%, 12/15/2036 (b) 5,000,000 2,881,845
0.000%, 06/15/2038 (b) 2,750,000 1,429,482
State of Illinois
5.750%, 01/01/2037 3,000,000 2,936,795
Indiana — 0 .17%
Indiana Finance Authority
4.807%, 07/15/2035 3,000,000 2,864,484
Indianapolis Local Public Improvement Bond Bank
2.473%, 01/01/2040 9,500,000 6,830,793
Kansas — 0 .03%
Kansas Development Finance Authority
4.927%, 04/15/2045 2,050,000 1,905,573
Kentucky — 0 .09%
County of Warren, KY
4.397%, 12/01/2038 1,540,000 1,399,066

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 20.26% (Continued)
Kentucky — 0.09% (Continued)
Louisville and Jefferson County Metropolitan Sewer District
2.250%, 05/15/2044 $ 5,215,000 $ 3,614,225
Louisiana — 0 .41%
City of New Orleans, LA Water System Revenue
1.691%, 12/01/2029 1,800,000 1,474,011
1.841%, 12/01/2030 3,120,000 2,490,784
1.941%, 12/01/2031 1,635,000 1,270,215
2.889%, 12/01/2041 3,030,000 2,077,816
East Baton Rouge Sewerage Commission
2.437%, 02/01/2039 2,500,000 1,762,819
State of Louisiana Gasoline & Fuels Tax Revenue
2.530%, 05/01/2041 12,055,000 8,257,306
2.830%, 05/01/2043 9,570,000 6,445,064
Maine — 0 .17%
Maine Health & Higher Educational Facilities Authority
3.118%, 07/01/2043 14,250,000 10,019,677
Maryland — 0 .21%
Maryland Health & Higher Educational Facilities Authority
3.052%, 07/01/2040 10,000,000 7,255,130
Maryland Stadium Authority
2.805%, 05/01/2040 7,000,000 5,068,304
Massachusetts — 0 .12%
Commonwealth of Massachusetts
2.514%, 07/01/2041 3,370,000 2,375,221
2.375%, 09/01/2043 3,250,000 2,289,604
Massachusetts Educational Financing Authority
3.831%, 07/01/2024 450,000 445,935
Massachusetts School Building Authority
2.950%, 05/15/2043 1,500,000 1,037,289
Massachusetts State College Building Authority
5.932%, 05/01/2040 550,000 552,020
Michigan — 1 .18%
City of Detroit, MI
4.000%, 04/01/2044 8,700,000 6,094,433
Detroit City School District
7.747%, 05/01/2039 11,810,000 13,487,086
Great Lakes Water Authority Sewage Disposal System Revenue
3.056%, 07/01/2039 14,060,000 10,991,242
Michigan Finance Authority
3.084%, 12/01/2034 5,095,000 4,264,428
3.267%, 06/01/2039 19,000,000 16,920,488

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 20.26% (Continued)
Michigan — 1.18% (Continued)
University of Michigan
4.454%, 04/01/2122 $ 19,211,000 $ 15,625,396
Minnesota — 0 .58%
State of Minnesota
2.875%, 06/01/2041 16,435,000 11,935,498
Western Minnesota Municipal Power Agency
3.156%, 01/01/2039 17,700,000 14,240,009
White Bear Lake Independent School District No. 624
3.000%, 02/01/2044 8,330,000 6,827,447
Mississippi — 0 .09%
Mississippi Development Bank
5.460%, 10/01/2036 5,005,000 4,949,148
Missouri — 0 .12%
Kansas City Land Clearance Redevelopment Authority
6.400%, 10/15/2040 7,915,000 6,818,956
Nevada — 0 .34%
City of North Las Vegas, NV
6.572%, 06/01/2040 13,450,000 14,600,365
County of Clark, NV
3.000%, 07/01/2038 4,000,000 3,408,395
3.230%, 07/01/2044 2,000,000 1,431,187
New Hampshire — 0 .06%
New Hampshire Business Finance Authority
3.278%, 10/01/2037 4,830,000 3,222,958
New Jersey — 1 .02%
City of Bayonne, NJ
2.814%, 07/01/2039 5,725,000 4,090,240
Clifton Board Of Education
2.125%, 08/15/2044 4,560,000 2,970,626
County of Essex, NJ
2.000%, 09/01/2044 3,560,000 2,313,000
Mercer County Improvement Authority
8.270%, 12/01/2034 13,960,000 16,409,243
New Jersey Economic Development Authority
0.000%, 02/15/2025 (b) 20,188,000 18,858,812
New Jersey Institute of Technology
3.323%, 07/01/2024 770,000 760,049
3.415%, 07/01/2042 6,455,000 4,912,972
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2040 (b) 10,045,000 4,641,658
New Jersey Turnpike Authority
2.782%, 01/01/2040 5,220,000 3,705,003

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 20.26% (Continued)
New York — 0 .61%
New York City Industrial Development Agency
2.436%, 01/01/2036 $ 5,850,000 $ 4,253,694
New York Liberty Development Corp.
2.250%, 02/15/2041 13,595,000 9,953,628
3.000%, 02/15/2042 5,500,000 4,458,982
3.000%, 09/15/2043 12,500,000 9,872,306
New York State Dormitory Authority
5.096%, 08/01/2034 3,125,000 2,724,955
Triborough Bridge & Tunnel Authority
2.917%, 05/15/2040 3,890,000 2,784,029
Western Nassau County Water Authority
2.958%, 04/01/2041 1,500,000 1,082,180
North Carolina — 0 .07%
North Carolina State University at Raleigh
3.020%, 10/01/2042 4,000,000 2,849,679
University of North Carolina at Charlotte
2.762%, 04/01/2043 2,000,000 1,379,941
Ohio — 1 .10%
American Municipal Power, Inc.
7.834%, 02/15/2041 9,400,000 11,244,196
6.449%, 02/15/2044 5,000,000 5,384,747
7.499%, 02/15/2050 4,500,000 5,376,983
County of Hamilton, OH
3.374%, 06/01/2034 285,000 238,930
3.756%, 06/01/2042 11,655,000 9,224,196
Franklin County Convention Facilities Authority
2.472%, 12/01/2034 15,000,000 11,333,247
JobsOhio Beverage System
2.833%, 01/01/2038 7,590,000 5,886,001
Ohio Higher Educational Facility Commission
4.500%, 12/01/2026 4,025,000 3,847,903
Ohio State University
4.800%, 06/01/2111 9,573,000 8,294,719
South-Western City School District
0.000%, 12/01/2028 (b) 2,735,000 2,129,012
Oklahoma — 0 .59%
Oklahoma Development Finance Authority
5.450%, 08/15/2028 4,520,000 3,974,733
5.269%, 10/01/2042 9,854,945 9,755,075
4.623%, 06/01/2044 5,000,000 4,654,727
Oklahoma Municipal Power Authority
2.501%, 01/01/2035 3,475,000 2,640,234

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 20.26% (Continued)
Oklahoma — 0.59% (Continued)
Oklahoma Municipal Power Authority (Continued)
2.551%, 01/01/2036 $ 2,390,000 $ 1,780,718
2.803%, 01/01/2041 15,500,000 11,021,122
Oregon — 0 .06%
Hospital Facilities Authority of Multnomah County Oregon
1.250%, 06/01/2026 2,610,000 2,401,052
State of Oregon
2.369%, 08/01/2041 1,205,000 811,997
Pennsylvania — 0 .79%
Berks County Industrial Development Authority
3.950%, 05/15/2024 250,000 247,493
4.450%, 05/15/2027 800,000 778,473
Commonwealth Financing Authority
3.657%, 06/01/2038 7,000,000 5,741,026
3.807%, 06/01/2041 5,055,000 4,126,785
2.991%, 06/01/2042 10,260,000 7,422,532
3.532%, 06/01/2042 3,150,000 2,489,532
Commonwealth of Pennsylvania
3.000%, 05/15/2036 1,255,000 1,129,417
Montgomery County Industrial Development Authority
3.150%, 11/15/2028 10,000,000 8,818,484
Pennsylvania Economic Development Financing Authority
3.143%, 06/15/2042 7,600,000 5,823,062
Pennsylvania Turnpike Commission
3.000%, 12/01/2042 9,830,000 7,700,867
Union County Hospital Authority
4.400%, 08/01/2028 1,060,000 1,037,841
Puerto Rico — 0 .30%
Commonwealth of Puerto Rico
0.000%, 07/01/2024 (b) 74,866 73,077
0.000%, 07/01/2033 (b) 592,257 361,308
4.000%, 07/01/2037 355,042 318,074
4.000%, 07/01/2041 482,722 418,008
0.000%, 11/01/2043 (b) 2,034,695 1,060,585
4.000%, 07/01/2046 502,024 418,414
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040 10,083,109 8,873,136
Puerto Rico Highway & Transportation Authority
0.000%, 07/01/2026 (b) 7,000,000 5,827,980
South Carolina — 0 .09%
South Carolina Jobs-Economic Development Authority
2.729%, 07/01/2030 5,725,000 4,916,424

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 20.26% (Continued)
Tennessee — 0 .51%
Metropolitan Government Nashville & Davidson County Sports
Authority
5.597%, 07/01/2056 $ 13,000,000 $ 13,090,657
New Memphis Arena Public Building Authority
0.000%, 04/01/2044 (b) 4,220,000 1,534,416
0.000%, 04/01/2045 (b) 2,000,000 689,027
0.000%, 04/01/2046 (b) 3,200,000 1,046,427
Tennessee State School Bond Authority
2.561%, 11/01/2041 8,000,000 5,526,514
2.661%, 11/01/2045 11,540,000 7,347,909
Texas — 2 .91%
Board of Regents of the University of Texas System
5.134%, 08/15/2042 3,410,000 3,365,628
Central Texas Regional Mobility Authority
3.267%, 01/01/2045 3,900,000 2,653,679
City of Dallas, TX
0.000%, 02/15/2032 (b) 15,000,000 9,593,300
City of Dallas, TX Waterworks & Sewer System Revenue
2.772%, 10/01/2040 6,525,000 4,701,584
City of Houston, TX
6.290%, 03/01/2032 795,000 829,343
5.538%, 03/01/2037 4,100,000 4,144,674
3.961%, 03/01/2047 8,300,000 6,939,540
City of Irving, TX
7.375%, 08/15/2044 3,500,000 3,474,971
City of San Antonio, TX Electric & Gas Systems Revenue
5.985%, 02/01/2039 13,425,000 14,145,878
5.718%, 02/01/2041 22,150,000 22,471,332
Colony Economic Development Corp.
7.250%, 10/01/2042 5,000,000 4,659,633
County of Bexar, TX
2.863%, 06/15/2043 7,100,000 4,934,802
Dallas Fort Worth International Airport
3.089%, 11/01/2040 17,745,000 13,431,858
4.995%, 11/01/2042 1,225,000 1,145,558
2.843%, 11/01/2046 6,345,000 4,433,047
5.045%, 11/01/2047 2,500,000 2,319,349
Downtown Dallas Development Authority
0.000%, 08/15/2036 (b) 6,730,000 3,132,888
Metropolitan Transit Authority of Harris County Sales & Use Tax
Revenue
2.599%, 11/01/2037 17,015,000 12,702,269

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 20.26% (Continued)
Texas — 2.91% (Continued)
North Texas Tollway Authority
8.410%, 02/01/2030 $ 4,973,000 $ 5,442,759
3.000%, 01/01/2038 21,695,000 18,733,118
3.011%, 01/01/2043 1,800,000 1,294,900
Port of Beaumont Industrial Development Authority
4.100%, 01/01/2028 7,000,000 5,699,518
Port of Houston Authority
3.000%, 10/01/2039 5,000,000 4,334,678
Stafford Municipal School District
3.084%, 08/15/2041 1,525,000 1,149,503
Texas A&M University
2.806%, 05/15/2041 6,750,000 4,821,744
Texas Transportation Commission
2.013%, 10/01/2037 6,295,000 4,338,486
2.562%, 04/01/2042 2,500,000 1,785,882
Utah — 0 .20%
County of Salt Lake, UT Convention Hotel Revenue
5.750%, 10/01/2047 5,000,000 4,130,996
Utah Transit Authority
2.774%, 12/15/2038 9,785,000 7,236,842
Virginia — 0 .25%
University of Virginia
4.179%, 09/01/2117 15,845,000 12,146,206
Virginia Housing Development Authority
3.900%, 04/01/2042 3,155,000 2,467,539
Washington — 0 .89%
County of King, WA
2.730%, 12/01/2041 5,000,000 3,554,284
County of King, WA Sewer Revenue
2.841%, 07/01/2047 2,000,000 1,294,643
King County Housing Authority
3.000%, 11/01/2039 3,500,000 2,788,157
3.000%, 06/01/2040 18,395,000 14,320,842
3.000%, 08/01/2040 3,195,000 2,479,636
NJB Properties
5.510%, 12/01/2036 7,320,000 7,445,305
Pierce County School District No. 10 Tacoma
2.357%, 12/01/2039 16,810,000 11,600,161
University of Washington
3.350%, 07/01/2041 10,000,000 7,760,703

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 20.26% (Continued)
Washington DC — 0 .42%
District of Columbia Water & Sewer Authority
4.814%, 10/01/2114 $ 10,372,000 $ 9,279,159
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
3.562%, 10/01/2041 1,825,000 1,407,518
8.000%, 10/01/2047 10,505,000 13,254,373
Wisconsin — 0 .16%
Milwaukee Redevelopment Authority
0.000%, 04/01/2039 (b) 1,000,000 410,538
Public Finance Authority
7.500%, 06/01/2029 5,750,000 5,567,946
4.153%, 05/15/2031 3,635,000 3,473,049
TOTAL MUNICIPAL BONDS (Cost $1,309,521,588) 1,161,886,759
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
— 15 .94%
Arbor Multifamily Mortgage Securities Trust
2022-MF4, 1.403%, 02/15/2055 (a) 19,700,000 1,602,352
2022-MF4, 3.403%, 02/15/2055 7,852,000 5,999,203
BANK
2017-BNK4, 3.362%, 05/15/2050 9,946,550 9,270,079
2017-BNK8, 3.229%, 11/15/2050 4,783,333 4,369,146
2019-BN16, 1.101%, 02/15/2052 (a) 77,333,213 2,815,022
2019-BN17, 0.715%, 04/15/2052 (a) 123,653,000 3,339,781
2019-BN17, 1.743%, 04/15/2052 (a) 11,541,000 813,045
2019-BN21, 1.229%, 10/17/2052 (a) 18,699,333 983,220
2019-BN21, 2.808%, 10/17/2052 6,582,000 6,056,346
2019-BN23, 0.265%, 12/15/2052 (a) 238,421,000 2,421,070
2019-BN23, 3.622%, 12/15/2052 960,000 680,077
2020-BN29, 0.726%, 11/15/2053 (a) 132,417,000 4,823,488
2020-BN29, 2.500%, 11/15/2053 1,250,000 707,520
2020-BN29, 3.135%, 11/15/2053 1,170,000 772,790
2020-BN30, 2.500%, 12/15/2053 5,550,000 3,027,193
2020-BN30, 2.757%, 12/15/2053 5,450,000 3,553,420
2021-BN31, 1.739%, 02/15/2054 7,250,000 6,247,548
2021-BN32, 2.332%, 04/15/2054 10,727,500 9,372,860
2021-BN32, 2.500%, 04/15/2054 5,000,000 2,661,442
2021-BN32, 3.371%, 04/15/2054 800,000 532,040
2023-BNK45, 2.489%, 02/15/2056 (a) 22,611,000 3,501,901
2017-BNK5, 3.131%, 06/15/2060 12,685,000 11,684,660
2019-BN19, 2.926%, 08/15/2061 2,000,000 1,725,447
2019-BN24, 0.303%, 11/15/2062 (a) 174,693,000 1,997,195
2019-BN24, 2.929%, 11/15/2062 3,250,000 3,014,421

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
— 15.94% (Continued)
BANK (Continued)
2020-BN25, 0.989%, 01/15/2063 (a) $ 157,981,343 $ 6,450,884
2020-BN26, 0.712%, 03/15/2063 (a) 226,593,000 7,283,470
2020-BN28, 1.090%, 03/15/2063 (a) 29,969,467 1,621,387
2020-BN26, 2.041%, 03/15/2063 5,200,000 4,628,830
2021-BN34, 1.084%, 06/15/2063 (a) 95,572,527 4,783,137
2021-BN34, 2.754%, 06/15/2063 8,000,000 5,521,475
2022-BNK40, 2.500%, 03/15/2064 2,470,000 1,258,728
2021-BN33, 2.218%, 05/15/2064 12,599,000 10,943,364
2021-BN35, 1.146%, 06/15/2064 (a) 60,962,530 3,293,226
2021-BN35, 2.902%, 06/15/2064 8,000,000 5,249,594
2021-BN36, 2.283%, 09/15/2064 12,250,000 10,612,546
2021-BN37, 2.487%, 11/15/2064 14,400,000 12,498,386
BANK5
2023-5YR3, 6.255%, 09/15/2056 9,999,292 10,145,145
2023-5YR4, 7.274%, 12/15/2056 7,500,000 7,724,970
Barclays Commercial Mortgage Trust
2019-C3, 3.458%, 05/15/2052 2,200,000 2,089,054
BBCMS Trust
2020-C6, 0.788%, 02/15/2053 (a) 59,000,000 2,158,285
2020-C6, 1.158%, 02/15/2053 (a) 92,465,255 4,260,540
2020-C7, 1.099%, 04/15/2053 (a) 17,140,000 929,038
2020-C7, 1.729%, 04/15/2053 (a) 21,846,907 1,376,608
2021-C9, 1.116%, 02/15/2054 (a) 68,467,000 3,901,845
2021-C9, 1.960%, 02/15/2054 10,000,000 8,708,747
2021-C9, 2.534%, 02/15/2054 8,500,000 6,615,906
2021-C10, 1.145%, 07/15/2054 (a) 74,931,500 4,343,180
2021-C10, 1.410%, 07/15/2054 (a) 64,798,406 4,029,340
2021-C11, 1.081%, 09/15/2054 (a) 29,540,000 1,834,354
2021-C12, 0.711%, 11/15/2054 (a) 59,992,000 2,416,808
2021-C12, 1.069%, 11/15/2054 (a) 101,405,601 5,213,962
2021-C12, 2.758%, 11/15/2054 9,000,000 6,214,079
2022-C14, 0.372%, 02/15/2055 (a) 166,823,000 3,664,234
2022-C14, 0.836%, 02/15/2055 (a) 98,904,686 3,897,932
2022-C15, 1.458%, 04/15/2055 (a) 25,000,000 2,232,082
2022-C17, 1.325%, 09/15/2055 (a) 65,147,843 4,893,841
2023-C19, 5.753%, 04/15/2056 10,000,000 9,935,676
2023-C21, 6.506%, 09/15/2056 10,130,000 10,314,157
Benchmark Mortgage Trust
2019-B9, 1.183%, 03/15/2052 (a) 28,594,179 1,116,074
2019-B9, 2.160%, 03/15/2052 (a) 11,513,000 924,576
2019-B12, 0.525%, 08/15/2052 (a) 93,260,000 1,799,899

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
— 15.94% (Continued)
Benchmark Mortgage Trust (Continued)
2020-B16, 0.240%, 02/15/2053 (a) $ 70,467,000 $ 900,773
2020-B16, 0.922%, 02/15/2053 (a) 118,740,358 5,042,321
2020-B20, 0.696%, 10/15/2053 (a) 79,394,000 2,407,814
2020-B21, 1.798%, 12/17/2053 5,966,000 5,170,009
2021-B23, 1.013%, 02/15/2054 (a) 105,441,000 5,638,183
2021-B23, 1.374%, 02/15/2054 (a) 66,312,932 4,021,176
2021-B23, 1.766%, 02/15/2054 5,000,000 4,287,203
2021-B24, 0.707%, 03/15/2054 (a) 99,123,000 3,590,820
2021-B24, 1.265%, 03/15/2054 (a) 66,470,016 3,548,721
2021-B24, 2.256%, 03/15/2054 6,400,000 5,520,736
2021-B25, 0.779%, 04/15/2054 (a) 93,350,000 3,640,986
2021-B25, 1.212%, 04/15/2054 (a) 78,879,399 4,267,170
2021-B26, 1.481%, 06/15/2054 (a) 10,836,000 868,746
2021-B26, 2.000%, 06/15/2054 2,250,000 1,062,100
2021-B26, 2.688%, 06/15/2054 6,000,000 4,167,120
2021-B27, 1.377%, 07/15/2054 (a) 51,845,415 3,201,273
2021-B27, 1.604%, 07/15/2054 (a) 28,014,000 2,466,529
2021-B27, 2.000%, 07/15/2054 5,000,000 2,379,498
2021-B27, 2.355%, 07/15/2054 6,000,000 4,059,038
2021-B27, 2.703%, 07/15/2054 2,000,000 1,208,099
2021-B28, 1.067%, 08/15/2054 (a) 32,491,000 1,948,713
2021-B28, 1.387%, 08/15/2054 (a) 85,623,500 5,627,168
2021-B28, 1.980%, 08/15/2054 10,000,000 8,417,114
2021-B29, 1.416%, 09/15/2054 (a) 27,615,000 2,104,465
2021-B29, 2.000%, 09/15/2054 8,953,000 3,513,625
2021-B30, 0.594%, 11/15/2054 (a) 83,683,000 2,995,575
2021-B30, 1.409%, 11/15/2054 (a) 18,582,000 1,435,145
2021-B30, 2.000%, 11/15/2054 1,500,000 693,119
2021-B30, 2.000%, 11/15/2054 2,250,000 877,295
2021-B30, 2.989%, 11/15/2054 8,181,000 4,578,927
2021-B31, 0.541%, 12/15/2054 (a) 124,409,000 3,739,461
2021-B31, 0.882%, 12/15/2054 (a) 143,168,765 6,295,574
2021-B31, 1.256%, 12/15/2054 (a) 31,991,000 2,248,158
2021-B31, 2.615%, 12/15/2054 10,000,000 8,651,038
2022-B32, 1.639%, 01/15/2055 (a) 39,202,000 3,455,872
2022-B32, 2.000%, 01/15/2055 5,000,000 2,431,863
2022-B32, 3.528%, 01/15/2055 10,000,000 7,683,241
2022-B33, 1.735%, 03/15/2055 (a) 21,919,000 2,012,881
2023-B38, 5.626%, 04/15/2056 12,000,000 11,913,822
2019-B13, 0.538%, 08/15/2057 (a) 82,774,000 1,578,111
2019-B13, 1.639%, 08/15/2057 (a) 12,071,000 831,583

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
— 15.94% (Continued)
BMO Mortgage Trust
2022-C1, 1.890%, 02/17/2055 (a) $ 30,550,000 $ 3,395,617
2023-C5, 6.518%, 06/15/2056 10,000,000 10,141,696
California Housing Finance Agency
2021-1, 0.797%, 11/20/2035 (a) 27,845,696 1,379,476
2021-3, 0.790%, 08/20/2036 (a) 25,491,566 1,331,424
Cantor Commercial Real Estate Lending LP
2019-CF2, 0.747%, 11/15/2052 (a) 134,736,000 3,975,157
CCUBS Commercial Mortgage Trust
2017-C1, 0.425%, 11/15/2050 (a) 40,062,667 446,298
Citigroup Commercial Mortgage Trust
2014-GC19, 4.805%, 03/11/2047 3,030,000 2,929,021
2014-GC19, 5.229%, 03/11/2047 2,882,579 2,715,484
2016-C1, 4.117%, 05/10/2049 3,000,000 2,714,936
2016-C1, 5.105%, 05/10/2049 8,348,000 7,460,771
2016-P6, 4.299%, 12/10/2049 6,835,000 5,751,614
2017-P7, 0.733%, 04/14/2050 (a) 45,124,000 778,172
2017-B1, 0.288%, 08/15/2050 (a) 38,016,000 254,137
2017-P8, 4.192%, 09/15/2050 4,160,000 3,584,849
2017-P8, 4.400%, 09/15/2050 5,000,000 4,098,853
2017-C4, 0.350%, 10/12/2050 (a) 42,746,500 414,483
2017-C4, 1.128%, 10/12/2050 (a) 30,984,872 938,752
2018-B2, 0.528%, 03/10/2051 (a) 49,202,000 753,514
2018-C5, 0.487%, 06/10/2051 (a) 28,400,000 420,124
2018-C6, 4.343%, 11/10/2051 4,894,822 4,750,171
2020-GC46, 0.437%, 02/15/2053 (a) 92,457,000 1,726,052
2020-GC46, 1.096%, 02/15/2053 (a) 88,850,887 3,825,875
2019-GC41, 1.168%, 08/10/2056 (a) 52,609,441 2,004,136
2019-GC41, 3.018%, 08/10/2056 10,339,000 8,543,543
2019-C7, 0.410%, 12/15/2072 (a) 50,711,000 775,807
2019-C7, 0.987%, 12/15/2072 (a) 75,358,272 2,917,058
2019-C7, 1.327%, 12/15/2072 (a) 39,933,000 2,333,389
2019-C7, 3.667%, 12/15/2072 10,000,000 7,870,078
Citigroup/Deutsche Bank Commercial Mortgage Trust
2017-CD3, 0.706%, 02/10/2050 (a) 61,857,000 1,006,747
2018-CD7, 4.213%, 08/15/2051 3,041,368 2,945,302
Commercial Mortgage Pass Through Certificates
2014-CR18, 4.456%, 07/15/2047 4,550,700 4,420,604
2019-GC44, 1.140%, 08/15/2057 (a) 19,460,000 996,037
CSAIL Commercial Mortgage Trust
2016-C5, 1.000%, 11/15/2048 (a) 46,821,000 727,561
2015-C1, 0.500%, 04/15/2050 (a) 62,192,000 314,337

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
— 15.94% (Continued)
CSAIL Commercial Mortgage Trust (Continued)
2017-C8, 0.443%, 06/15/2050 (a) $ 74,773,000 $ 828,896
2019-C17, 1.485%, 09/15/2052 (a) 82,255,159 4,283,709
2019-C18, 1.177%, 12/15/2052 (a) 95,139,532 4,001,264
2019-C18, 4.086%, 12/15/2052 3,901,000 2,904,374
GS Mortgage Securities Corp. II
2012-BWTR, 2.954%, 11/05/2034 445,000 319,005
2012-BWTR, 3.255%, 11/05/2034 6,608,000 3,163,583
2015-GC32, 4.544%, 07/10/2048 6,453,000 5,997,883
2016-GS3, 3.395%, 10/10/2049 10,417,000 8,654,672
2017-GS8, 0.514%, 11/10/2050 (a) 44,642,000 612,417
2018-GS10, 1.552%, 07/10/2051 (a) 24,049,000 1,410,541
2019-GC38, 1.977%, 02/10/2052 (a) 20,916,000 1,695,637
2019-GC39, 0.773%, 05/10/2052 (a) 69,588,000 2,056,367
2019-GC39, 1.760%, 05/10/2052 (a) 24,645,000 1,762,827
2019-GSA1, 0.934%, 11/10/2052 (a) 70,261,699 2,603,175
2020-GSA2, 1.052%, 12/12/2053 (a) 73,324,000 3,922,805
GS Mortgage Securities Trust
2015-GC34, 3.244%, 10/10/2048 8,905,503 8,513,772
2020-GC45, 2.843%, 02/13/2053 12,881,000 11,766,571
JP Morgan Chase Commercial Mortgage Securities
2015-JP1, 4.881%, 01/15/2049 7,485,000 6,134,438
2017-JP6, 0.703%, 07/15/2050 (a) 68,830,000 1,389,712
JPMBB Commercial Mortgage Securities Trust
2015-C30, 4.370%, 07/15/2048 3,085,000 2,620,416
2015-C32, 0.500%, 11/15/2048 (a) 23,066,000 169,743
JPMDB Commercial Mortgage Securities Trust
2016-C4, 3.638%, 12/15/2049 5,500,000 4,428,168
Mcp Holding Co. LLC
2015-GC30, 4.160%, 05/10/2050 2,960,000 2,595,587
Morgan Stanley ABS Capital I, Inc.
2021-L7, 0.525%, 10/15/2054 (a) 143,080,000 3,985,894
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 4.642%, 12/15/2047 3,000,000 2,757,514
2016-C31, 1.401%, 11/15/2049 (a) 21,212,500 661,558
2015-C23, 4.276%, 07/15/2050 3,845,000 3,561,299
2017-C34, 2.700%, 11/15/2052 4,953,000 2,933,943
2017-C34, 4.111%, 11/15/2052 5,054,000 4,349,021
Morgan Stanley Capital I Trust
2014-MP, 0.653%, 11/15/2049 (a) 58,680,000 802,467
Morgan Stanley Capital I, Inc.
2017-H1, 2.306%, 06/15/2050 (a) 8,725,000 534,864

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
— 15.94% (Continued)
Morgan Stanley Capital I, Inc. (Continued)
2017-H1, 4.281%, 06/15/2050 $ 7,890,000 $ 6,403,978
2017-HR2, 3.330%, 12/15/2050 11,643,279 10,638,741
2017-HR2, 4.463%, 12/15/2050 10,576,000 8,945,490
2018-H3, 0.521%, 07/15/2051 (a) 135,712,000 2,063,121
2018-H3, 2.013%, 07/15/2051 (a) 15,363,500 1,048,752
2018-H3, 4.120%, 07/15/2051 4,524,411 4,370,490
2019-L2, 0.786%, 03/15/2052 (a) 127,093,000 3,583,629
2019-H7, 0.804%, 07/15/2052 (a) 130,723,000 4,077,825
2019-H7, 3.000%, 07/15/2052 2,402,000 1,451,041
2019-H7, 4.128%, 07/15/2052 9,593,000 7,273,631
2021-L5, 0.836%, 05/15/2054 (a) 70,387,500 3,086,914
2021-L5, 2.500%, 05/15/2054 3,500,000 1,729,373
2021-L5, 3.102%, 05/15/2054 6,627,000 4,795,731
2021-L6, 2.250%, 06/15/2054 11,900,000 10,150,992
2021-L6, 2.951%, 06/15/2054 7,500,000 5,290,132
New Hampshire Business Finance Authority
2023-2, 0.813%, 01/20/2038 (a) 33,000,000 1,892,880
UBS Commercial Mortgage Trust
2017-C1, 1.104%, 06/15/2050 (a) 13,000,000 369,851
2017-C7, 0.490%, 12/15/2050 (a) 170,396,000 2,432,880
2017-C6, 0.621%, 12/15/2050 (a) 63,420,500 1,262,645
2018-C8, 3.720%, 02/15/2051 2,000,458 1,862,962
2018-C12, 0.410%, 08/15/2051 (a) 139,858,000 2,044,318
2018-C12, 1.038%, 08/15/2051 (a) 40,564,686 1,315,557
2018-C13, 0.401%, 10/15/2051 (a) 128,678,000 1,988,358
2018-C13, 2.172%, 10/15/2051 (a) 16,442,000 1,356,758
2018-C13, 4.241%, 10/15/2051 3,230,861 3,119,851
2018-C14, 0.387%, 12/15/2051 (a) 114,392,000 1,703,125
2019-C17, 0.992%, 10/15/2052 (a) 128,213,000 5,312,800
2019-C18, 2.987%, 12/15/2052 4,500,000 4,143,613
2019-C18, 3.378%, 12/15/2052 9,000,000 7,233,655
UBS-Barclays Commercial Mortgage Trust
2019-C3, 0.918%, 05/15/2052 (a) 56,340,000 2,056,810
2019-C4, 1.281%, 08/15/2052 (a) 43,170,000 2,262,151
2019-C5, 0.500%, 11/15/2052 (a) 174,774,000 2,828,927
2019-C5, 1.479%, 11/15/2052 (a) 12,996,000 796,802
Washington State Housing Finance Commission
2021-1, 0.726%, 12/20/2035 (a) 20,495,626 933,371
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 3.658%, 05/15/2048 1,320,000 1,201,525
2015-C28, 4.216%, 05/15/2048 4,376,000 3,336,480

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
— 15.94% (Continued)
Wells Fargo Commercial Mortgage Trust (Continued)
2015-C28, 4.216%, 05/15/2048 $ 11,105,000 $ 9,866,024
2016-LC24, 1.122%, 10/15/2049 (a) 66,264,075 1,541,786
2016-C37, 3.335%, 12/15/2049 7,375,000 5,324,783
2016-C37, 4.635%, 12/15/2049 11,213,000 9,579,065
2017-RB1, 0.879%, 03/15/2050 (a) 69,254,209 1,426,789
2017-C42, 0.464%, 12/15/2050 (a) 116,750,000 1,513,232
2018-C43, 4.514%, 03/15/2051 4,033,000 3,264,313
2018-C45, 4.727%, 06/15/2051 4,004,000 3,415,845
2018-C45, 4.556%, 06/16/2051 2,837,000 2,507,748
2018-C48, 0.373%, 01/15/2052 (a) 138,642,000 1,821,257
2018-C48, 4.245%, 01/15/2052 6,922,280 6,713,566
2019-C49, 0.772%, 03/15/2052 (a) 125,812,000 3,567,538
2019-C49, 3.933%, 03/15/2052 5,000,000 4,804,163
2019-C49, 4.546%, 03/15/2052 8,947,000 7,930,174
2019-C50, 1.037%, 05/15/2052 (a) 36,427,311 1,464,425
2019-C51, 0.822%, 06/15/2052 (a) 130,394,000 3,972,844
2019-C52, 1.254%, 08/15/2052 (a) 113,763,146 5,798,849
2019-C52, 1.748%, 08/15/2052 (a) 56,875,069 3,473,309
2019-C52, 3.561%, 08/15/2052 6,171,000 4,489,130
2019-C53, 0.578%, 10/15/2052 (a) 105,325,000 2,622,013
2019-C53, 3.514%, 10/15/2052 5,200,000 4,173,934
2020-C55, 0.946%, 02/15/2053 (a) 58,030,370 2,355,412
2020-C56, 0.370%, 06/15/2053 (a) 127,035,000 1,990,893
2020-C56, 2.422%, 06/15/2053 2,250,000 2,026,715
2020-C58, 1.237%, 07/15/2053 (a) 109,974,000 6,825,712
2020-C57, 0.812%, 08/15/2053 (a) 74,972,000 2,980,789
2020-C57, 1.914%, 08/15/2053 7,250,000 6,356,208
2020-C57, 4.157%, 08/15/2053 5,500,000 4,320,782
2021-C59, 1.037%, 04/15/2054 (a) 65,782,000 3,475,474
2021-C59, 1.580%, 04/15/2054 (a) 40,274,000 3,303,676
2021-C59, 3.284%, 04/15/2054 7,648,000 4,710,544
2021-C60, 1.223%, 08/15/2054 (a) 40,551,000 2,636,569
2021-C60, 1.651%, 08/15/2054 (a) 40,753,357 3,084,186
2021-C60, 2.730%, 08/15/2054 7,114,678 5,090,946
2021-C60, 2.738%, 08/15/2054 3,000,000 1,894,408
2021-C61, 1.520%, 11/15/2054 (a) 9,132,000 776,219
2021-C61, 2.525%, 11/15/2054 5,000,000 4,338,216
2021-C61, 3.113%, 11/15/2054 4,221,000 2,963,470
2015-C30, 4.400%, 09/15/2058 5,800,000 5,386,588
2018-C47, 0.271%, 09/15/2061 (a) 164,144,000 1,323,575

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
— 15.94% (Continued)
Wells Fargo Commercial Mortgage Trust (Continued)
2018-C47, 4.673%, 09/15/2061 $ 8,000,000 $ 7,390,190
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED
SECURITIES (Cost $1,122,805,002) 914,267,405
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
— 6 .92%
Adjustable Rate Mortgage Trust
2005-3, 3.962%, 07/25/2035 273,244 245,357
2005-10, 5.401%, 01/25/2036 4,818,574 3,434,630
2006-2, 4.141%, 05/25/2036 779,546 658,786
Alternative Loan Trust
2007-8CB, 6.000%, 05/25/2037 761,460 427,924
2007-13, 6.000%, 06/25/2047 2,424,464 1,243,183
American Home Mortgage Investment Trust
2006-2, 6.750%, 06/25/2036 (c) 2,747,648 414,627
Banc of America Alternative Loan Trust
2005-11, 5.750%, 12/25/2035 108,917 91,777
2005-11, 5.750%, 12/25/2035 668,097 562,963
2006-2, 6.500%, 03/25/2036 2,686,682 2,134,446
2006-9, 5.857% (TSFR1M + 0.514%), 01/25/2037 818,510 607,691
2006-9, 6.000%, 01/25/2037 168,061 141,920
2006-4, 6.000%, 05/25/2046 828,402 702,584
2006-4, 6.500%, 05/25/2046 515,569 449,203
2006-4, 6.500%, 05/25/2046 2,171,399 1,837,196
2006-5, 6.000%, 06/25/2046 246,414 211,613
2006-6, 6.000%, 07/25/2046 970,472 800,776
Banc of America Funding Corp.
2003-3, 5.500%, 10/25/2033 147,019 139,090
2004-1, 6.000%, 02/25/2034 460,676 456,481
2004-1, 6.000%, 03/25/2034 2,836,265 2,842,462
2004-B, 5.405%, 11/20/2034 1,484,735 1,359,299
2007-4, 5.500%, 11/25/2034 183,857 155,046
2005-3, 5.500%, 06/25/2035 56,582 48,680
2014-R3, 5.012%, 06/26/2035 2,643,529 2,464,926
2014-R3, 5.486%, 06/26/2035 1,426,162 1,383,548
2005-4, 5.500%, 08/25/2035 32,133 30,891
2005-5, 5.500%, 09/25/2035 1,404,066 1,321,200
2005-5, 5.500%, 09/25/2035 150,632 144,619
2005-7, 5.500%, 11/25/2035 2,760,803 2,468,521
2005-7, 5.750%, 11/25/2035 3,525 3,427
2005-7, 6.000%, 11/25/2035 17,533 16,889

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
— 6.92% (Continued)
Banc of America Funding Corp. (Continued)
2005-8, 5.750%, 01/25/2036 $ 1,852,063 $ 1,608,999
2006-F, 4.962%, 07/20/2036 5,506,669 4,688,969
2006-5, 5.750%, 09/25/2036 250,010 215,100
2006-7, 6.000%, 09/25/2036 421,618 341,091
2006-I, 5.099%, 12/20/2036 511,994 488,256
2006-I, 5.045%, 12/20/2036 2,097,555 1,959,058
2006-I, 5.045%, 12/20/2036 364,860 333,939
2007-1, 6.689%, 01/25/2037 (c) 669,818 585,867
2007-2, 5.517% (TSFR1M + 0.174%), 03/25/2037 320,940 284,047
2007-3, 6.317% (TSFR1M + 0.974%), 04/25/2037 836,134 704,893
2007-5, 5.500%, 07/25/2037 1,277,492 973,809
2007-6, 6.017% (TSFR1M + 0.674%), 07/25/2037 3,825,897 3,537,554
2007-6, 6.037% (TSFR1M + 0.694%), 07/25/2037 926,960 857,841
2010-R3, 6.000%, 09/26/2037 6,166,852 5,804,408
2006-J, 4.581%, 01/20/2047 112,073 94,015
Banc of America Mortgage Securities, Inc.
2005-A, 3.816%, 02/25/2035 1,032,559 978,067
2005-F, 5.220%, 07/25/2035 643,674 589,093
2007-1, 6.000%, 03/25/2037 1,500,606 1,185,210
2006-B, 3.980%, 10/20/2046 364,551 307,822
BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 454,906 250,976
Bear Stearns Adjustable Rate Mortgage Trust
2004-12, 2.849%, 02/25/2035 41,472 38,287
Bear Stearns Alt-A Trust
2006-6, 4.198%, 11/25/2036 754,875 332,654
Bear Stearns Asset Backed Securities Trust
2005-AC5, 5.500% (TSFR1M + 1.114%), 08/25/2035 417,321 258,638
2006-AC4, 5.707% (TSFR1M + 0.364%), 07/25/2036 2,817,709 2,079,743
2006-AC4, 12.603% (-4.33x TSFR1M + 35.754%), 07/25/2036 651,402 748,441
Chase Funding Mortgage Loan Asset-Backed Certificates
2004-1, 6.207% (TSFR1M + 0.864%), 09/25/2033 1,364 1,354
Chase Mortgage Finance Corp.
2005-S2, 5.500%, 10/25/2035 598,895 564,221
2005-S3, 5.500%, 11/25/2035 4,948,818 3,532,463
2005-A1, 4.575%, 12/25/2035 730,128 673,761
2005-A1, 4.575%, 12/25/2035 700,334 646,268
2006-S3, 6.000%, 11/25/2036 6,693,617 2,773,034
2006-S4, 6.000%, 12/25/2036 1,226,693 538,787
2006-S4, 6.000%, 12/25/2036 3,958,334 1,738,577
2007-S1, 6.000%, 02/25/2037 4,005,467 1,560,821

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
— 6.92% (Continued)
Chase Mortgage Finance Corp. (Continued)
2007-S3, 5.750%, 05/25/2037 $ 671,782 $ 288,774
2007-S3, 6.000%, 05/25/2037 2,046,919 916,955
2007-A2, 4.746%, 07/25/2037 811,218 702,296
Chaseflex Trust
2005-1, 5.500%, 02/25/2035 253,876 202,358
2006-2, 4.417%, 09/25/2036 2,228,852 1,916,532
Citicorp Mortgage Securities, Inc.
2006-3, 5.500%, 06/25/2021 36,599 31,608
2006-1, 6.000%, 02/25/2036 74,981 64,199
2006-3, 5.750%, 06/25/2036 328,297 274,240
2006-3, 6.000%, 06/25/2036 1,151,480 975,694
2006-3, 6.250%, 06/25/2036 1,386,390 1,191,375
2006-7, 6.000%, 12/25/2036 2,634,253 2,162,237
2007-3, 5.500%, 04/25/2037 34,795 32,379
2007-3, 6.000%, 04/25/2037 427,864 390,481
Citigroup Financial Products, Inc.
2004-2, 9.250%, 08/25/2033 10,962 8,694
2004-HYB3, 4.988%, 09/25/2034 424,948 386,791
2005-WF1, 5.830%, 11/25/2034 (c) 2,742,380 2,691,902
2005-1, 4.256%, 04/25/2035 289,306 272,738
2005-2, 3.954%, 05/25/2035 316,966 302,300
2005-5, 6.000%, 08/25/2035 1,667,248 1,492,343
2005-10, 4.695%, 12/25/2035 967,971 628,342
Citigroup Mortgage Loan Trust, Inc.
2005-7, 4.151%, 09/25/2035 372,912 324,513
2006-AR7, 4.860%, 11/25/2036 1,154,907 1,005,640
2007-AR4, 4.107%, 03/25/2037 942,157 797,344
Citimortgage Alternative Loan Trust
2006-A2, 6.000% (TSFR1M + 0.714%), 05/25/2036 355,280 286,493
2006-A4, 6.000%, 09/25/2036 934,290 803,379
2007-A1, 6.000%, 01/25/2037 1,365,614 1,199,128
2007-A1, 6.000%, 01/25/2037 2,194,657 1,927,100
Countrywide Alternative Loan Trust
2004-28CB, 5.000%, 01/25/2020 127,195 89,743
2006-J3, 5.750%, 05/25/2026 280,768 264,408
2004-13CB, 6.000%, 07/25/2034 6,447,561 6,360,582
2004-24CB, 6.000%, 11/25/2034 1,279,005 1,252,177
2004-27CB, 6.000%, 12/25/2034 910,318 801,581
2004-28CB, 6.000%, 01/25/2035 270,578 244,919
2005-6CB, 5.750%, 04/25/2035 1,727,461 1,468,366
2005-6CB, 7.500%, 04/25/2035 202,562 184,630

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
— 6.92% (Continued)
Countrywide Alternative Loan Trust (Continued)
2005-13CB, 5.500% (TSFR1M + 0.614%), 05/25/2035 $ 854,431 $ 700,268
2005-9CB, 5.500% (TSFR1M + 0.614%), 05/25/2035 1,782,967 1,490,292
2005-9CB, 6.000%, 05/25/2035 6,747,115 3,317,721
2005-21CB, 5.250%, 06/25/2035 2,475,002 1,859,684
2005-21CB, 6.000%, 06/25/2035 1,493,613 1,161,621
2005-J6, 5.500% (TSFR1M + 0.614%), 07/25/2035 2,594,488 2,035,358
2005-43, 5.057%, 09/25/2035 106,708 88,226
2005-63, 4.714%, 11/25/2035 741,883 645,289
2005-J13, 5.500%, 11/25/2035 599,172 411,857
2005-54CB, 5.500%, 11/25/2035 523,413 293,923
2005-65CB, 0.000%, 12/25/2035 (b) 687,153 276,333
2005-65CB, 5.500%, 01/25/2036 97,665 65,086
2005-75CB, 5.500%, 01/25/2036 1,245,935 844,427
2005-73CB, 5.750%, 01/25/2036 331,093 175,256
2005-86CB, 5.500%, 02/25/2036 903,455 522,945
2005-86CB, 5.500%, 02/25/2036 125,197 72,467
2005-80CB, 6.000%, 02/25/2036 4,130,192 3,826,352
2006-6CB, 5.500%, 05/25/2036 90,036 72,537
2006-12CB, 5.750% (TSFR1M + 5.750%), 05/25/2036 543,826 273,078
2006-14CB, 6.000%, 06/25/2036 2,309,696 1,281,623
2006-16CB, 6.000%, 06/25/2036 365,004 199,476
2006-16CB, 6.000%, 06/25/2036 830,304 453,741
2006-16CB, 6.000%, 06/25/2036 956,716 522,849
2006-24CB, 5.750%, 08/25/2036 2,399,401 1,312,893
2006-24CB, 5.750%, 08/25/2036 3,867,891 2,116,414
2006-23CB, 6.000%, 08/25/2036 1,339,887 1,190,096
2006-23CB, 6.500%, 08/25/2036 5,662,971 1,805,903
2006-J6, 6.000%, 09/25/2036 1,983,230 1,001,754
2006-J6, 6.000%, 09/25/2036 2,671,469 1,349,392
2006-26CB, 6.250%, 09/25/2036 5,447,941 2,755,413
2006-31CB, 5.750%, 11/25/2036 1,864,362 1,044,901
2006-31CB, 6.000%, 11/25/2036 206,668 119,675
2006-30T1, 6.500%, 11/25/2036 8,388,155 2,691,728
2006-41CB, 6.000%, 01/25/2037 513,316 267,212
2006-39CB, 6.000%, 01/25/2037 2,289,440 1,799,519
2007-2CB, 5.750%, 03/25/2037 5,575,470 2,888,721
2007-4CB, 5.750%, 04/25/2037 1,057,551 860,084
2007-4CB, 5.750%, 04/25/2037 1,405,940 1,143,421
2007-8CB, 5.500%, 05/25/2037 5,635,509 3,003,568
2007-J2, 6.000%, 07/25/2037 2,735,045 2,494,230
2008-2R, 6.000%, 08/25/2037 6,996,812 3,394,490

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
— 6.92% (Continued)
Countrywide Alternative Loan Trust (Continued)
2007-23CB, 6.000%, 09/25/2037 $ 4,233,451 $ 2,124,598
Countrywide Home Loan Mortgage Pass Through Trust
2005-20, 5.250%, 12/25/2027 18,073 10,950
2003-44, 5.000%, 10/25/2033 217,000 199,435
2003-42, 5.155%, 10/25/2033 694,178 629,520
2004-4, 5.500%, 05/25/2034 430,726 402,543
2004-14, 5.731%, 08/25/2034 1,956,735 1,791,161
2005-8R, 6.000%, 10/25/2034 1,504,794 1,422,892
2004-21, 4.000%, 11/25/2034 475,746 407,472
2004-24, 5.500%, 12/25/2034 2,331,118 2,152,232
2004-J9, 5.500%, 01/25/2035 432,178 416,272
2004-HYB5, 5.310%, 04/20/2035 845,764 777,460
2005-HYB2, 4.092%, 05/20/2035 651,268 609,841
2005-13, 5.500%, 06/25/2035 1,520,459 874,639
2005-J3, 5.500%, 09/25/2035 46,019 41,478
2005-27, 5.500%, 12/25/2035 771,902 569,613
2005-27, 5.500%, 12/25/2035 508,211 219,694
2005-31, 3.891%, 01/25/2036 663,404 597,027
2005-HY10, 3.774%, 02/20/2036 1,463,111 1,268,168
2005-HY10, 4.541%, 02/20/2036 48,227 39,287
2006-6, 6.000%, 04/25/2036 590,982 300,202
2006-9, 6.000%, 05/25/2036 1,116,864 496,111
2006-16, 6.500%, 11/25/2036 495,514 166,565
2006-17, 6.000%, 12/25/2036 2,089,785 830,729
2006-17, 6.000% (TSFR1M + 0.664%), 12/25/2036 2,826,376 1,142,637
2006-21, 5.750%, 02/25/2037 1,139,574 511,867
2006-21, 6.000%, 02/25/2037 2,631,431 1,232,617
2006-21, 6.000%, 02/25/2037 600,815 281,434
2007-1, 6.000%, 03/25/2037 1,954,459 937,367
2007-5, 5.500%, 05/25/2037 2,785,321 1,323,805
2007-5, 5.750%, 05/25/2037 828,964 409,848
2007-5, 5.750%, 05/25/2037 5,428,923 2,684,113
2007-5, 5.750%, 05/25/2037 1,599,605 790,861
2007-10, 6.000%, 07/25/2037 1,775,710 819,875
2007-J2, 6.000%, 07/25/2037 189,221 68,788
2007-J2, 6.000%, 07/25/2037 2,929,836 1,065,099
2007-HY6, 4.374%, 11/25/2037 220,521 193,781
2007-HY5, 4.713%, 09/25/2047 5,236,927 3,934,088
Credit Suisse First Boston Mortgage Securities Corp.
2004-8, 5.500%, 12/25/2034 134,393 129,418
2005-3, 5.500%, 07/25/2035 238,292 234,828

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
— 6.92% (Continued)
Credit Suisse First Boston Mortgage Securities Corp. (Continued)
2005-9, 5.500%, 10/25/2035 $ 520,837 $ 235,409
2005-10, 5.500%, 11/25/2035 1,520,354 1,104,227
2005-10, 5.500%, 11/25/2035 385,691 280,199
2005-10, 6.000%, 11/25/2035 815,038 223,891
Credit Suisse Management LLC
2005-8, 7.000%, 09/25/2035 2,686,208 1,241,967
Credit Suisse Mortgage Capital Certificates
2006-CF1, 5.500%, 11/25/2035 (c) 2,565,000 2,338,308
2006-1, 5.500%, 02/25/2036 31,260 28,261
2006-1, 5.500%, 02/25/2036 276,782 235,810
2006-2, 5.750%, 03/25/2036 517,237 328,346
2006-2, 6.000%, 03/25/2036 4,133,948 1,749,067
2006-4, 7.000%, 05/25/2036 505,758 73,918
2011-12R, 4.471%, 07/27/2036 971,074 953,280
2006-7, 6.000%, 08/25/2036 694,479 519,644
2007-2, 5.500%, 03/25/2037 1,307,349 650,486
2007-3, 5.500%, 04/25/2037 377,391 296,345
2007-3, 5.500%, 04/25/2037 269,755 211,824
2013-2R, 3.570%, 05/27/2037 1,857,994 1,239,824
Deutsche ALT-A Securities, Inc.
2005-3, 5.957% (TSFR1M + 0.614%), 05/25/2035 814,255 697,669
2005-6, 5.500%, 12/25/2035 1,365,567 1,074,586
2006-AB4, 5.557% (TSFR1M + 0.214%), 10/25/2036 404,254 314,043
DFC HEL Trust
2001-1, 7.087% (TSFR1M + 1.764%), 08/15/2031 1,315,231 1,233,507
Federal National Mortgage Association
2016-C01, 12.393% (SOFR30A + 7.064%), 08/25/2028 1,136,505 1,191,129
First Horizon Alternative Mortgage Securities
2005-FA11, 5.250%, 02/25/2021 698 1
2006-FA6, 5.750%, 11/25/2021 664 383
2004-AA6, 6.417%, 01/25/2035 237,452 229,274
2004-AA7, 6.490%, 02/25/2035 679,140 628,081
2005-AA5, 6.233%, 07/25/2035 1,095,671 985,956
2005-AA7, 5.997%, 09/25/2035 1,164,990 999,552
2005-FA8, 5.500%, 11/25/2035 1,151,712 581,034
2006-FA1, 5.750%, 04/25/2036 1,900,482 864,670
2006-FA2, 6.000%, 05/25/2036 2,165,033 895,656
2006-FA2, 6.000%, 05/25/2036 1,374,259 568,520
2006-FA6, 6.000%, 11/25/2036 915,046 269,099
2006-FA6, 6.250%, 11/25/2036 1,159,877 355,297
2006-FA6, 6.250%, 11/25/2036 6,810,528 3,162,575

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
— 6.92% (Continued)
First Horizon Alternative Mortgage Securities (Continued)
2007-AA1, 5.099%, 05/25/2037 $ 2,129,928 $ 1,422,099
2007-FA4, 6.250%, 08/25/2037 1,784,039 731,576
First Horizon Asset Securities, Inc.
2005-AR3, 5.853%, 08/25/2035 1,120,919 1,061,634
2006-AR4, 4.685%, 01/25/2037 2,016,527 1,093,807
2006-4, 5.750%, 02/25/2037 871,463 217,292
2006-4, 6.000%, 02/25/2037 527,702 137,194
2007-AR1, 4.010%, 05/25/2037 493,437 205,364
2007-AR2, 5.545%, 08/25/2037 2,233,653 737,189
Freddie Mac Structured Agency Credit Risk Debt Notes
2020-DNA5, 10.128% (SOFR30A + 4.800%), 10/25/2050 10,606,000 11,568,864
GSAA Home Equity Trust
2005-1, 6.260%, 11/25/2034 (c) 2,050,000 1,949,997
GSAA Trust
2006-15, 6.692%, 09/25/2036 (c) 2,038,018 526,335
2006-18, 6.182%, 11/25/2036 (c) 1,663,969 382,315
2007-7, 5.817% (TSFR1M + 0.474%), 07/25/2037 666,924 596,688
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020 46,789 46,607
2003-5F, 3.000%, 08/25/2032 778,122 698,397
2004-15F, 6.000%, 12/25/2034 826,794 677,064
2005-1F, 6.000%, 01/25/2035 10,775 9,422
2005-AR4, 4.883%, 07/25/2035 157,203 145,127
2005-7F, 6.000%, 09/25/2035 16,363 15,553
2005-AR5, 4.697%, 10/25/2035 527,388 469,949
2005-AR7, 4.514%, 11/25/2035 359,315 312,715
2006-2F, 5.750%, 02/25/2036 415,632 361,466
Harborview Mortgage Loan Trust
2006-6, 4.323%, 08/19/2036 1,882,632 1,466,550
Impac CMB Trust
2005-5, 5.957% (TSFR1M + 0.364%), 08/25/2035 372,309 338,754
Impac Funding Corp.
2002-2, 6.500%, 04/25/2033 848,219 812,327
2004-2, 4.816%, 08/25/2034 (c) 89,640 87,339
Indymac IMSC Mortgage Loan Trust
2007-AR1, 3.930%, 06/25/2037 352,755 213,056
Indymac INDA Mortgage Loan Trust
2007-AR1, 3.544%, 03/25/2037 303,795 251,228
Indymac Index Mortgage Loan Trust
2004-AR4, 4.670%, 08/25/2034 2,154,741 1,943,569
2004-AR11, 3.633%, 12/25/2034 880,479 836,826

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
— 6.92% (Continued)
Indymac Index Mortgage Loan Trust (Continued)
2005-AR3, 3.652%, 04/25/2035 $ 779,481 $ 711,975
2005-AR9, 4.350%, 07/25/2035 2,835,603 1,569,951
2005-AR23, 3.753%, 11/25/2035 958,612 873,613
2005-AR23, 3.928%, 11/25/2035 593,103 532,117
2005-AR25, 3.763%, 12/25/2035 1,780,436 1,002,166
2005-AR35, 3.459%, 02/25/2036 1,129,983 891,894
2006-AR3, 3.544%, 03/25/2036 5,013,753 3,567,209
2006-AR9, 3.356%, 06/25/2036 1,512,132 1,238,462
2006-AR25, 3.415%, 09/25/2036 4,018,926 3,616,913
2006-AR25, 3.920%, 09/25/2036 2,060,993 1,364,034
2006-AR31, 3.836%, 11/25/2036 3,723,244 3,351,557
Jefferies, LLC
2009-R1, 4.514%, 11/26/2035 494,383 431,287
JP Morgan Alternative Loan Trust
2006-S4, 6.460%, 12/25/2036 (c) 356,801 332,100
JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036 46,817 21,543
2007-A3, 4.664%, 05/25/2037 2,421,797 2,002,655
Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035 1,381,665 726,214
2005-2, 5.750%, 12/25/2035 513,227 258,154
2005-3, 0.000% (-1x TSFR1M + 4.636%), 01/25/2036 (a)(b) 809,693 41,246
2005-3, 5.500% (TSFR1M + 0.614%), 01/25/2036 809,693 337,771
2006-1, 5.500%, 02/25/2036 360,412 176,941
2006-3, 6.000%, 07/25/2036 3,132,519 1,574,914
2006-3, 6.000%, 07/25/2036 6,925,459 3,487,261
2007-4, 5.750%, 05/25/2037 2,184,734 1,014,228
2007-4, 5.750%, 05/25/2037 999,878 464,178
2007-5, 5.750%, 06/25/2037 1,342,971 1,186,596
2007-5, 6.000%, 06/25/2037 2,323,070 618,941
2007-5, 6.000%, 06/25/2037 6,345,001 1,690,513
Mastr Adjustable Rate Mortgages Trust
2004-4, 5.564%, 05/25/2034 77,317 71,201
2005-1, 3.607%, 02/25/2035 89,890 81,335
MASTR Alternative Loans Trust
2003-5, 5.870%, 08/25/2033 548,496 323,576
2003-7, 6.250%, 11/25/2033 63,306 63,335
2004-6, 5.500%, 07/25/2034 157,582 148,957
2004-6, 6.000%, 07/25/2034 93,929 90,028
2004-11, 6.500%, 10/25/2034 302,025 293,855
2005-2, 5.500%, 03/25/2035 2,000,000 1,903,397

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
— 6.92% (Continued)
Mastr Asset Backed Securities Trust
2002-NC1, 8.607% (TSFR1M + 3.264%), 10/25/2032 $ 218,930 $ 199,011
MASTR Asset Securitization Trust
2006-1, 5.907% (TSFR1M + 0.564%), 05/25/2036 574,475 134,321
Merrill Lynch Mortgage Investors, Inc.
2005-A5, 4.409%, 06/25/2035 241,942 225,321
2005-A7, 4.754%, 09/25/2035 3,632,332 2,887,951
2006-F1, 6.000%, 04/25/2036 1,792,854 788,896
MLCC Mortgage Investors, Inc.
2004-D, 6.606% (CME Term SOFR 6 Month + 1.148%), 09/25/2029 510,990 481,108
Morgan Stanley Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035 303,807 252,451
2005-7, 5.500%, 11/25/2035 682,339 634,718
2006-2, 5.462%, 02/25/2036 1,270,936 720,389
2006-11, 6.000%, 08/25/2036 1,927,335 819,190
Morgan Stanley Reremic Trust
2012-R3, 4.024%, 11/26/2036 1,852,923 1,456,513
Nomura Asset Acceptance Corp.
2005-WF1, 5.659%, 03/25/2035 (c) 16,799 16,437
2005-AR3, 5.688%, 07/25/2035 455,556 443,965
Nomura Resecuritization Trust
2014-5R, 5.500%, 06/26/2035 3,237,386 2,603,155
2011-4RA, 2.768%, 12/26/2036 5,328,800 4,643,154
Popular ABS, Inc.
2003-1, 4.860%, 08/25/2033 458,498 449,445
2003-3, 4.868%, 12/25/2033 1,132,858 1,107,271
RAAC Series
2005-SP1, 6.000%, 09/25/2034 2,629 1,868
RALI Trust
2006-QS1, 5.750%, 01/25/2036 172,546 137,692
2006-QS9, 6.000% (TSFR1M + 0.814%), 07/25/2036 1,219,160 869,429
2006-QS13, 6.000%, 09/25/2036 1,876,095 1,382,199
2006-QS17, 6.000%, 12/25/2036 291,871 232,116
2007-QS6, 6.000%, 04/25/2037 2,415,698 1,885,669
2007-QS10, 6.500%, 09/25/2037 265,486 206,990
RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036 3,719,537 2,044,083
Renaissance Home Equity Loan Trust
2005-1, 5.516%, 05/25/2035 (c) 17,983 17,918
Residential Asset Securitization Trust
2003-A9, 4.000%, 08/25/2033 856,828 726,699
2004-R2, 5.500%, 08/25/2034 1,524,539 1,447,619

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
— 6.92% (Continued)
Residential Asset Securitization Trust (Continued)
2005-A5, 5.500%, 05/25/2035 $ 1,020,857 $ 713,020
2005-A11, 4.850%, 10/25/2035 3,408,761 1,272,969
2005-A11, 5.500%, 10/25/2035 233,397 155,591
2005-A11, 6.000%, 10/25/2035 388,000 175,331
2005-A15, 5.750%, 02/25/2036 3,468,199 1,317,590
2006-A5CB, 6.000%, 06/25/2036 2,281,523 950,764
2006-A15, 0.193% (-1x TSFR1M + 5.536%), 01/25/2037 (a) 16,413,221 1,279,694
2006-A15, 6.057% (TSFR1M + 0.714%), 01/25/2037 16,413,221 4,514,924
RFMSI Trust
2005-SA4, 5.091%, 09/25/2035 1,626,058 1,068,564
2005-SA4, 5.108%, 09/25/2035 1,203,459 750,974
2006-S3, 5.500%, 03/25/2036 1,740,098 1,389,100
2006-S4, 6.000%, 04/25/2036 1,765,062 1,366,820
2006-S5, 6.000%, 06/25/2036 328,750 267,667
2006-S5, 6.000%, 06/25/2036 171,226 137,607
2006-S5, 6.000%, 06/25/2036 159,700 130,027
2006-S5, 6.000%, 06/25/2036 1,377,717 1,121,731
2006-S6, 6.000%, 07/25/2036 93,808 76,838
2006-S6, 6.000%, 07/25/2036 482,945 395,579
2006-S7, 6.250%, 08/25/2036 1,075,117 848,516
2006-S7, 6.500%, 08/25/2036 642,771 515,315
2006-S9, 5.750%, 09/25/2036 1,346,789 990,147
2007-S1, 6.000%, 01/25/2037 427,707 319,496
2007-S7, 6.000%, 07/25/2037 1,406,608 1,058,976
Specialty Underwriting & Residential Finance
2006-BC2, 3.589%, 02/25/2037 (c) 768,327 271,690
Structured Adjustable Rate Mortgage Loan Trust
2004-18, 5.711%, 12/25/2034 430,289 389,570
2005-12, 5.105%, 06/25/2035 571,998 426,035
2005-21, 5.110%, 11/25/2035 3,225,809 2,072,680
2006-1, 3.374%, 02/25/2036 92,823 79,747
2006-1, 4.642%, 02/25/2036 1,009,828 790,239
2006-4, 4.157%, 05/25/2036 553,866 309,978
2006-12, 4.224%, 01/25/2037 560,930 393,632
2007-5, 5.897% (TSFR1M + 0.554%), 06/25/2037 1,276,447 1,011,645
2007-6, 5.837% (TSFR1M + 0.494%), 07/25/2037 4,159,299 3,566,093
2007-9, 7.363% (CME Term SOFR 6 Month + 1.928%), 10/25/2037 863,035 736,436
Suntrust Adjustable Rate Mortgage Loan Trust
2007-1, 4.127%, 02/25/2037 3,153,878 2,627,559
2007-2, 4.157%, 04/25/2037 414,007 167,503

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
— 6.92% (Continued)
Suntrust Alternative Loan Trust
2005-1F, 5.750%, 12/25/2035 $ 725,157 $ 648,501
2005-1F, 6.000%, 12/25/2035 1,674,544 1,510,099
2005-1F, 6.500%, 12/25/2035 1,722,347 1,539,150
TBW Mortgage Backed Pass Through Certificates
2006-2, 5.500%, 07/25/2036 80,750 7,061
Vericrest Opportunity Loan Transferee
2021-NPL4, 4.949%, 03/27/2051 (c) 1,650,000 1,331,676
WaMu Mortgage Pass Through Certificates
2003-S4, 5.671%, 06/25/2033 2,175,067 2,052,168
2003-AR10, 5.883%, 10/25/2033 6,166,440 5,734,788
2004-S2, 6.000%, 06/25/2034 43,405 41,801
2005-AR14, 4.912%, 12/25/2035 4,017,852 3,579,094
2006-AR10, 4.233%, 09/25/2036 866,630 725,237
2007-HY2, 3.920%, 12/25/2036 12,745,037 11,062,504
2006-AR16, 3.520%, 12/25/2036 1,024,417 875,252
2007-HY3, 4.312%, 03/25/2037 2,234,855 1,985,192
2007-HY5, 3.847%, 05/25/2037 975,846 816,270
2007-HY7, 3.879%, 07/25/2037 200,769 147,176
2006-AR8, 4.408%, 08/25/2046 1,438,782 1,252,133
Washington Mutual Alternative Mortgage Pass-Through Certificates
2005-1, 6.000%, 03/25/2035 877,972 783,288
2005-4, 5.500%, 06/25/2035 2,643,466 2,139,139
2005-5, 5.500%, 07/25/2035 936,562 830,288
2005-6, 5.500%, 08/25/2035 546,294 454,664
2005-6, 5.500%, 08/25/2035 1,120,515 954,637
2005-6, 5.500%, 08/25/2035 2,498,906 2,079,764
2005-6, 6.500%, 08/25/2035 248,196 218,127
2005-9, 5.500%, 11/25/2035 368,204 298,250
2006-8, 4.159%, 10/25/2036 (c) 2,431,896 832,887
2007-HY1, 5.777% (TSFR1M + 0.434%), 02/25/2037 1,695,009 1,264,762
2007-HY2, 3.858%, 04/25/2037 1,140,566 593,038
2007-OC2, 6.077% (TSFR1M + 0.734%), 06/25/2037 3,708,632 3,414,660
2007-OC1, 5.937% (TSFR1M + 0.594%), 01/25/2047 3,414,592 3,076,905
Wells Fargo Alternative Loan Trust
2007-PA1, 6.000%, 03/25/2037 760,213 650,862
Wells Fargo Mortgage Backed Securities Trust
2004-J, 5.378%, 07/25/2034 2,964,909 2,665,933
2005-AR14, 5.951%, 08/25/2035 487,244 463,340
2006-AR1, 4.873%, 03/25/2036 1,383,294 1,274,624
2006-AR5, 4.679%, 04/25/2036 1,296,244 1,195,147
2006-AR5, 4.790%, 04/25/2036 3,090,968 2,880,844

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
Principal
Amount Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
— 6.92% (Continued)
Wells Fargo Mortgage Backed Securities Trust (Continued)
2006-AR19, 6.341%, 12/25/2036 $ 1,327,830 $ 1,267,305
2007-AR3, 4.656%, 04/25/2037 607,307 513,220
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED
SECURITIES (Cost $517,139,754) 396,729,866
U.S. GOVERNMENT NOTES/BONDS — 11 .12%
United States Treasury Notes/Bonds
3.375%, 08/15/2042 40,000,000 33,271,875
4.000%, 11/15/2042 35,000,000 31,830,859
3.875%, 02/15/2043 55,000,000 49,064,942
3.875%, 05/15/2043 150,000,000 133,722,657
4.375%, 08/15/2043 250,000,000 239,003,905
4.750%, 11/15/2043 150,000,000 151,078,125
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $648,559,973) 637,972,363
Shares
MONEY MARKET FUNDS — 1 .64%
First American Government Obligations Fund - X Class, 5.289% (d) 93,882,017 93,882,017
TOTAL MONEY MARKET FUNDS (Cost $93,882,017) 93,882,017
Total Investments (Cost $6,346,724,402) — 99.37% $ 5,699,010,922
Other Assets in Excess of Liabilities — 0.63% 36,209,319
TOTAL NET ASSETS — 100.00% $ 5,735,220,241
Percentages are stated as a percent of net assets.
ABS
Asset-Backed Security
AG
Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e.
owned by shareholders.
CLO
CLO Collateralized Loan Obligation
NV
Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC
Public Limited Company
PO
Principal Only
(a) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(b) Represents a security issued at a discount to its face value but pays no interest.
(c) Step-up bond; the rate shown represents the rate at 11/30/2023.
(d) The rate shown represents the seven-day yield as of November 30, 2023.

Performance Trust Strategic Bond Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Performance Trust Strategic Bond Fund
Notes to Schedule of Investments
November 30, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.
If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Performance Trust Strategic Bond Fund
Notes to Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2023:
Performance Trust Strategic Bond Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Fixed Income Securities:
Agency Commercial Mortgage Backed
Securities $ – $ 405,089,079 $ – $ 405,089,079
Asset Backed Securities – 637,055,528 – 637,055,528
Collateralized Loan Obligations – 342,294,795 – 342,294,795
Corporate Bonds – 1,109,833,110 – 1,109,833,110
Municipal Bonds – 1,161,886,759 – 1,161,886,759
Non-Agency Commercial Mortgage
Backed Securities – 914,267,405 – 914,267,405
Non-Agency Residential Mortgage Backed
Securities – 396,729,866 – 396,729,866
U.S. Government Notes/Bonds – 637,972,363 – 637,972,363
Total Fixed Income Securities – 5,605,128,905 – 5,605,128,905
Money Market Funds 93,882,017 – – 93,882,017
Total Investments in Securities $ 93,882,017 $ – $ 5,699,010,922
(1) See the Schedule of Investments for industry classifications.